Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Sep. 19, 2013	Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	WVS FINANCIAL CORP
Entity Central Index Key	0000910679
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,057,930
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float			$ 12.8

CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash and due from banks	$ 1,603	$ 2,314
Interest-earning demand deposits	324	192
Total cash and cash equivalents	1,927	2,506
Savings certificates	598	846
Investment securities available-for-sale (amortized cost of $77,067 and $57,636)	77,186	57,620
Investment securities held-to-maturity (fair value of $26,956 and $84,059)	26,420	82,400
Mortgage-backed securities held-to-maturity (fair value of $139,998 and $79,813)	139,268	79,086
Net loans receivable (allowance for loan losses of $307 and $385)	31,531	39,433
Accrued interest receivable	1,371	1,621
Federal Home Loan Bank stock, at cost	5,682	7,595
Premises and equipment	614	583
Deferred tax assets (net)	748	1,047
Other assets	2,231	604
TOTAL ASSETS	287,576	273,341
LIABILITIES
Deposits	140,524	142,173
Federal Home Loan Bank advances: long-term	17,500	17,500
Federal Home Loan Bank advances: short-term	96,712	79,270
Accrued interest payable	210	257
Other liabilities	802	3,728
TOTAL LIABILITIES	255,748	242,928
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 5,000,000 shares authorized; none outstanding
Common stock, par value $0.01; 10,000,000 shares authorized; 3,805,636 shares issued	38	38
Additional paid-in capital	21,478	21,458
Treasury stock (1,747,706 shares at cost)	(26,690)	(26,690)
Retained earnings - substantially restricted	37,744	36,992
Accumulated other comprehensive loss	(742)	(1,385)
TOTAL STOCKHOLDERS' EQUITY	31,828	30,413
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 287,576	$ 273,341

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Investment securities available-for-sale, amortized cost	$ 77,067	$ 57,636
Investment securities held-to-maturity, fair value	26,956	84,059
Mortgage-backed securities held-to-maturity, fair value	139,998	79,813
Net loans receivable, allowance for loan losses	$ 307	$ 385
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, no par value per share	$ 0	$ 0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares issued	3,805,636	3,805,636
Treasury stock, shares at cost	1,747,706	1,747,706

CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
INTEREST AND DIVIDEND INCOME
Loans	$ 2,027	$ 2,892	$ 3,297
Investment securities - taxable	2,743	3,109	4,395
Investment securities - non-taxable		88	211
Mortgage-backed securities	1,162	929	1,196
Certificates of deposit	7	30	123
Interest-earning demand deposits	1	1	3
Federal Home Loan Bank stock	19	4
Total interest and dividend income	5,959	7,053	9,225
INTEREST EXPENSE
Deposits	378	543	918
Federal Home Loan Bank advances - long-term	837	871	3,265
Federal Home Loan Bank advances - short-term	192	129	4
Other short-term borrowings		1	33
Total interest expense	1,407	1,544	4,220
NET INTEREST INCOME	4,552	5,509	5,005
Provision for loan losses	(68)	(104)	(15)
NET INTEREST INCOME AFTER RECOVERY OF LOAN LOSSES	4,620	5,613	5,020
NON-INTEREST INCOME
Service charges on deposits	189	202	232
Investment securities gains	46	4
Other than temporary impairment losses	(4)	(303)
Gains recognized in earnings	(8)	172
Net impairment loss recognized in earnings	(12)	(131)
Gain on sale of OREO	101
Other	350	274	282
Total non-interest income	573	349	514
NON-INTEREST EXPENSE
Salaries and employee benefits	1,996	1,981	1,964
Occupancy and equipment	310	301	316
Data processing	245	243	246
Correspondent bank charges	49	61	89
Federal deposit insurance premium	160	306	419
Other	811	766	812
Total noninterest expense	3,571	3,658	3,846
INCOME BEFORE INCOME TAXES	1,622	2,304	1,688
INCOME TAX EXPENSE (BENEFIT)	542	902	462
NET INCOME	$ 1,080	$ 1,402	$ 1,226
EARNINGS PER SHARE:
Basic	$ 0.52	$ 0.68	$ 0.6
Diluted	$ 0.52	$ 0.68	$ 0.6
AVERAGE SHARES OUTSTANDING:
Basic	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 1,080	$ 1,402	$ 1,226
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	90	(18)	(130)
Income tax effect	31	(6)	(44)
Net gains (losses)	59	(12)	(86)
Gains recognized in earnings	(46)	(4)
Income tax effect	(16)	(1)
Net gains recognized in earnings	(30)	(3)
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	89	(9)	(86)
Investment securities held to maturity other-than-temporarily impaired:
Total losses	(4)	(303)
Losses recognized in earnings	(12)	(131)
Gains (losses) recognized in comprehensive income	8	(172)
Income tax effect	3	(58)
Net gains (losses) recognized in comprehensive income	5	(114)
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	831	855	752
Income tax effect	282	290	255
Net accretion	549	565	497
Unrealized holding gains on other-than-temporarily impaired securities held to maturity, net of tax	554	451	497
Net current-period other comprehensive income (loss)	643	442	411
NET COMPREHENSIVE INCOME	$ 1,723	$ 1,844	$ 1,637

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings Substantially Restricted [Member]	Accumulated Other Comprehensive Income (loss) [Member]
Balance at Jun. 30, 2010	$ 27,795	$ 38	$ 21,415	$ (26,690)	$ 35,270	$ (2,238)
Net Income	1,226				1,226
Net current-period other comprehensive income (loss)	411					411
Expense of stock options awarded	22		22
Cash dividends declared	(576)				(576)
Balance at Jun. 30, 2011	28,878	38	21,437	(26,690)	35,920	(1,827)
Net Income	1,402				1,402
Net current-period other comprehensive income (loss)	442					442
Expense of stock options awarded	21		21
Cash dividends declared	(330)				(330)
Balance at Jun. 30, 2012	30,413	38	21,458	(26,690)	36,992	(1,385)
Net Income	1,080				1,080
Net current-period other comprehensive income (loss)	643					643
Expense of stock options awarded	20		20
Cash dividends declared	(328)				(328)
Balance at Jun. 30, 2013	$ 31,828	$ 38	$ 21,478	$ (26,690)	$ 37,744	$ (742)

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY [Abstract]
Cash dividends declared, per share	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.16	$ 0.16	$ 0.28

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 1,080	$ 1,402	$ 1,226
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	(68)	(104)	(15)
Net impairment loss recognized in earnings	12	131
Depreciation	90	84	100
Gain on sale of other real estate owned	(101)
Investment securities gains	(46)	(4)
Amortization of discounts, premiums, and deferred loan fees, net	2,861	1,106	932
Deferred income taxes	252	251	269
Decrease (increase) in accrued interest receivable	250	(432)	1,241
Decrease in accrued interest payable	(47)	(65)	(515)
Decrease in deferred director compensation payable	(29)	(30)	(368)
Decrease in prepaid federal deposit insurance	163	293	399
Other, net	(311)	(684)	45
Net cash provided by operating activities	4,106	1,948	3,314
Available-for-sale:
Purchase of investment securities	(52,876)	(63,416)	(10,416)
Proceeds from repayments of investment securities	21,057	6,389	9,340
Proceeds from repayments of mortgage-backed securities			2,018
Proceeds from sales of investment securities	6,825	2,102
Held-to-maturity:
Purchase of investment securities	(9,994)	(101,666)	(61,189)
Purchase of mortgage-backed securities	(135,304)	(57,386)	(17,757)
Proceeds from repayments of investment securities	65,606	107,633	125,108
Proceeds from repayments of mortgage-backed securities	75,989	49,456	62,941
Proceeds from sales of investment securities	337
Purchase of bank owned life insurance	(2,000)
Purchase of certificates of deposit	(250)	(947)	(3,817)
Maturities/redemptions of certificates of deposit	497	3,766	8,747
Net decrease in net loans receivable	7,951	10,729	6,114
Purchase of Federal Home Loan Bank Stock	(998)
Redemption of Federal Home Loan Bank stock	2,911	1,729	1,551
Acquisition of premises and equipment	(121)	(79)	(9)
Sale of other real estate owned	225
Capital improvements to other real estate owned	(5)
Net cash (used for) provided by investing activities	(20,150)	(41,690)	122,631
FINANCING ACTIVITIES
Net decrease in deposits	(1,649)	(1,593)	(58,156)
Net decrease in other short-term borrowings			(12,510)
Repayments of Federal Home Loan Bank long-term advances		(5,000)	(87,000)
Net increase in Federal Home Loan Bank short-term advances	17,442	47,211	32,059
Cash dividends paid	(328)	(330)	(576)
Net cash provided by (used for) financing activities	15,465	40,288	(126,183)
Increase (decrease) in cash and cash equivalents	(579)	546	(238)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,506	1,960	2,198
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,927	2,506	1,960
Cash paid during the year for:
Interest	1,454	1,609	4,735
Taxes	578	782	212
Non-cash items:
Due to Federal Reserve Bank			733
Mortgage loans transferred to other real estate owned		182	235
Educational Improvement Tax Credits	107	98
Neighborhood Assistance Act Tax Credit		1
Loan to facilitate sale of real estate owned		364
Commitment to purchase investment securities available for sale		$ 2,782

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

WVS Financial Corp. ("WVS" or the "Company") is a Pennsylvania-chartered unitary bank holding company which owns 100 percent of the common stock of West View Savings Bank ("West View" or the "Savings Bank"). The operating results of the Company depend primarily upon the operating results of the Savings Bank and, to a lesser extent, income from interest-earning assets such as investment securities.

West View is a Pennsylvania-chartered, FDIC-insured stock savings bank conducting business from six offices in the North Hills suburbs of Pittsburgh. The Savings Bank's principal sources of revenue originate from its portfolio of residential real estate and commercial mortgage loans as well as income from investment and mortgage-backed securities.

The Company is supervised by the Board of Governors of the Federal Reserve System, while the Savings Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation ("FDIC") and the Pennsylvania Department of Banking.

Basis of Presentation

The consolidated financial statements include the accounts of WVS and its wholly owned subsidiary, West View. All intercompany transactions have been eliminated in consolidation. The accounting and reporting policies of WVS and West View conform to U.S. generally accepted accounting principles. The Company's fiscal year-end for financial reporting is June 30. For regulatory and income tax reporting purposes, WVS reports on a December 31 calendar year basis.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the Consolidated Balance Sheet date and revenues and expenses for that period. Actual results could differ significantly from those estimates.

Investment and Mortgage-Backed Securities

Investment and mortgage-backed securities are classified at the time of purchase as securities held to maturity or securities available for sale based on management's ability and intent. Investment and mortgage-backed securities acquired with the ability and intent to hold to maturity are stated at cost adjusted for amortization of premium and accretion of discount, which are computed using the level-yield method and recognized as adjustments of interest income. Amortization rates for mortgage-backed securities are periodically adjusted to reflect changes in the prepayment speeds of the underlying mortgages. Certain other investment and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders' equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method. Interest and dividends on investment and mortgage-backed securities are recognized as income when earned.

Common stock of the Federal Home Loan Bank (the "FHLB") represents ownership in an institution which is wholly owned by other financial institutions. This equity security is accounted for at cost and reported separately on the accompanying Consolidated Balance Sheet.

Management systematically evaluates investment securities for other-than-temporary declines in fair value on at least a quarterly basis. This analysis requires management to consider various factors, which include: (1) duration and magnitude of the decline in value; (2) the credit rating of the issuer or issuers; (3) structure of the security; and (4) the Company's intent to sell the security or whether it's more likely than not that the Company would be required to sell the security before its anticipated recovery in market value.

The Company retained an independent third party to assist it in the determination of a fair value for three of its four private-label collateralized mortgage obligations ("CMO's"). This valuation is meant to be a "Level Three" valuation as defined by ASC Topic 820, Fair Value Measurements and Disclosures. The valuation does not represent the actual terms or prices at which any party could purchase the securities. There is currently no active secondary market for private-label CMO's and there can be no assurance that any secondary market for private-label CMO's will develop. Of the one private-label CMO not evaluated by the independent third party, it has a balance of less than $115 thousand, and the Company decided that the possibility of an other-than-temporary impairment is remote. The Company believes that the private-label CMO portfolio had three other than temporary impairments at June 30, 2013.

The Company believes that the data and assumptions used to determine the fair values are reasonable. The fair value calculations reflect relevant facts and market conditions. Events and conditions occurring after the valuation date could have a material effect on the private-label CMO segment's fair value.

Net Loans Receivable

Net loans receivable are reported at their principal amount, net of the allowance for loan losses and deferred loan fees. Interest on mortgage, consumer, and commercial loans is recognized on the accrual method. The Company's general policy is to stop accruing interest on loans when, based upon relevant factors, the collection of principal or interest is doubtful, regardless of the contractual status. Interest received on nonaccrual loans is recorded as income or applied against principal according to management's judgment as to the collectability of such principal.

Loan origination and commitment fees, and all incremental direct loan origination costs, are deferred and recognized over the contractual remaining lives of the related loans on a level-yield basis.

Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management's periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

Impaired loans are commercial and commercial real estate loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of "impaired loans" is not the same as the definition of "nonaccrual loans," although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectability, while not classifying the loan as impaired if the loan is not a commercial or commercial real estate loan. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all circumstances surrounding the loan and the borrower, including the length of the delay, the borrower's prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Real Estate Owned

Real estate owned acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell. Costs relating to development and improvement of the property are capitalized, whereas costs of holding such real estate are expensed as incurred. Valuation allowances for estimated losses are provided when the carrying value of the real estate acquired exceeds the fair value.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is principally computed on the straight-line method over the estimated useful lives of the related assets, which range from 3 to 10 years for furniture and equipment and 25 to 50 years for building premises. Leasehold improvements are amortized over the shorter of their estimated useful lives or their respective lease terms, which range from 7 to 15 years. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

Income Taxes

Deferred tax assets and liabilities are computed based on the difference between the financial statement and the income tax basis of assets and liabilities using the enacted marginal tax rates. Deferred income taxes or benefits are based on the changes in the deferred tax asset or liability from period to period.

The Company files a consolidated federal income tax return. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which such items are expected to be realized or settled. As changes in tax rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share are calculated by dividing net income available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share are calculated by dividing net income available to common stockholders, adjusted for the effects of any dilutive securities, by the weighted-average number of common shares outstanding, adjusted for the effects of any dilutive securities.

Stock Options

The Company accounts for stock compensation based on the grant-date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

The Company's 2008 Stock Incentive Plan (the "Plan") permits the grant of stock options or restricted shares to its directors and employees for up to 152,000 shares (up to 38,000 restricted shares may be issued). Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on five years of continuous service and have ten-year contractual terms.

During the periods ended June 30, 2013, 2012, and 2011, the Company recorded $20 thousand, $21 thousand, and $22 thousand, respectively, in compensation expense related to our share-based compensation awards. As of June 30, 2013, there was approximately $7 thousand of unrecognized compensation cost related to unvested share-based compensation awards granted in fiscal 2009. That cost is expected to be recognized over the next year.

For purposes of computing results, the Company estimated the fair values of stock options using the Black-Scholes option-pricing model. The model requires the use of subjective assumptions that can materially affect fair value estimates. The fair value of each option is amortized into compensation expense on a straight line basis between the grant date for the option and each vesting date. The fair value of each stock option granted was estimated using the following weighted-average assumptions:

Assumptions
Volatility	7.49% to 11.63%
Interest Rates	2.59% to 3.89%
Dividend Yields	3.94% to 4.02%
Weighted Average Life (in years)	10

The Company had 27,229, 51,502 and 70,550 non-vested stock options outstanding at June 30, 2013, 2012, and 2011, respectively.

Comprehensive Income (Loss)

The Company is required to present comprehensive income (loss) and its components in a full set of general-purpose financial statements for all periods presented. Other comprehensive income (loss) is composed exclusively of net unrealized holding gains (losses) on its available-for-sale securities portfolio, and the net non-credit component of other-than-temporary impairment on its held-to-maturity private-label CMO portfolio.

Cash Flow Information

Cash and cash equivalents include cash and due from banks and interest-earning deposits with original maturities of 90 days or less. Cash flow from loans, deposits, and short-term borrowings are reported net.

Reclassification of Comparative Figures

Certain comparative amounts for prior years have been reclassified to conform to current-year presentations. Such reclassifications did not affect net income or stockholders' equity.

Recent Accounting Pronouncements

In April 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-07, Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting. The amendments in this Update are being issued to clarify when an entity should apply the liquidation basis of accounting. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The amendments require an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. Liquidation is imminent when the likelihood is remote that the entity will return from liquidation and either (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the execution of the plan will be blocked by other parties or (b) a plan for liquidation is being imposed by other forces (for example, involuntary bankruptcy). If a plan for liquidation was specified in the entity's governing documents from the entity's inception (for example, limited-life entities), the entity should apply the liquidation basis of accounting only if the approved plan for liquidation differs from the plan for liquidation that was specified at the entity's inception. The amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. Early adoption is permitted. Entities that use the liquidation basis of accounting as of the effective date in accordance with other Topics (for example, terminating employee benefit plans) are not required to apply the amendments. Instead, those entities should continue to apply the guidance in those other Topics until they have completed liquidation.

In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The amendments in this Update affect the scope, measurement, and disclosure requirements for investment companies under U.S. GAAP. The amendments do all of the following: 1. Change the approach to the investment company assessment in Topic 946, clarify the characteristics of an investment company, and provide comprehensive guidance for assessing whether an entity is an investment Company. 2. Require an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. 3. Require the following additional disclosures: (a) the fact that the entity is an investment company and is applying the guidance in Topic 946, (b) information about changes, if any, in an entity's status as an investment company, and (c) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The amendments in this Update are effective for an entity's interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited.

In July 2013, the FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. The amendments in this Update permit the Fed Funds Effective Swap Rate (OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to UST and LIBOR. The amendments also remove the restriction on using different benchmark rates for similar hedges. The amendments are effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This Update applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. For nonpublic entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.

EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
2.	EARNINGS PER SHARE

The following table sets forth the computation of the weighted-average common shares used to calculate basic and diluted earnings per share.

	2013	2012	2011

Weighted-average common shares issued	3,805,636	3,805,636	3,805,636

Average treasury stock shares	(1,747,706)	(1,747,706)	(1,747,706)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,057,930	2,057,930	2,057,930

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	-	-	-

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,057,930	2,057,930	2,057,930

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income is used.

At June 30, 2013, there were 114,519 options with an exercise price of $16.20 which were anti-dilutive. At June 30, 2012, there were 124,519 options with an exercise price of $16.20 which were anti-dilutive. At June 30, 2011, there were 124,824 options with an exercise price ranging from $15.77 to $16.20 which were anti-dilutive.

INVESTMENT SECURITIES	12 Months Ended
Jun. 30, 2013
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
3.	INVESTMENT SECURITIES

The amortized cost and fair values of investments are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2013
AVAILABLE FOR SALE
Corporate debt securities	$73,349	$223	$(107)	$73,465
Foreign debt securities [1]	3,718	8	(5)	3,721

Total	$77,067	$231	$(112)	$77,186

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2013
HELD TO MATURITY
U.S. government agency securities	$9,995	$-	$(328)	$9,667
Corporate debt securities	14,425	853	-	15,278
Foreign debt securities [1]	2,000	11	-	2,011

Total	$26,420	$864	$(328)	$26,956

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2012
AVAILABLE FOR SALE
Corporate debt securities	$55,965	$116	$(129)	$55,952
Foreign debt securities [1]	1,671	-	(3)	1,668

Total	$57,636	$116	$(132)	$57,620

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2012
HELD TO MATURITY
U.S. government agency securities	$57,588	$131	$(4)	$57,715
Corporate debt securities	22,810	1,442	-	24,252
Foreign debt securities [1]	2,002	90	-	2,092

Total	$82,400	$1,663	$(4)	$84,059

In fiscal years 2013, 2012, and 2011, the Company recorded gross realized investment security gains of $46 thousand, $4 thousand, and $0 and there were no gross losses for any period. Proceeds from sales of investment securities during fiscal 2013, 2012, and 2011 were $7.2 million, $2.1 million, and $0.

The amortized cost and fair values of investment securities at June 30, 2013, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in	Due after	Due after	Due after	Due after
	one year	one through	two through	three through	five through	Due after
	or less	two years	three years	five years	ten years	ten years	Total
	(Dollars in Thousands)

AVAILABLE FOR SALE
Amortized cost	$47,369	$13,689	$14,014	$1,005	$990	$-	$77,067
Fair value	47,486	13,764	13,965	998	973	-	77,186
HELD TO MATURITY
Amortized cost	$10,890	$999	$-	$3,400	$1,136	$9,995	$26,420
Fair value	11,052	1,089	-	3,808	1,340	9,667	26,956

At June 30, 2013, no investment securities were pledged to secure repurchase agreements and borrowings with the Federal Home Loan Bank. At June 30, 2012, investment securities with amortized costs of $27.8 million and fair values of $27.9 million were pledged to secure public deposits, repurchase agreements and borrowings with the Federal Home Loan Bank. Of the securities pledged, $19.0 million of fair value was excess collateral. Excess collateral is maintained to support future borrowings and may be withdrawn by the Company at any time.

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

MORTGAGE-BACKED SECURITIES	12 Months Ended
Jun. 30, 2013
MORTGAGE-BACKED SECURITIES [Abstract]
MORTGAGE-BACKED SECURITIES
4.	MORTGAGE-BACKED SECURITIES

Mortgage-backed securities ("MBS") include mortgage pass-through certificates ("PCs") and collateralized mortgage obligations ("CMOs"). With a pass-through security, investors own an undivided interest in the pool of mortgages that collateralize the PCs. Principal and interest are passed through to the investor as they are generated by the mortgages underlying the pool. PCs and CMOs may be insured or guaranteed by Freddie Mac ("FHLMC"), Fannie Mae ("FNMA"), and the Government National Mortgage Association ("GNMA"). CMOs may also be privately issued with varying degrees of credit enhancements. A CMO reallocates mortgage pool cash flow to a series of bonds (called traunches) with varying stated maturities, estimated average lives, coupon rates, and prepayment characteristics.

The Company's CMO portfolio is comprised of two segments: CMO's backed by U.S. Government Agencies ("Agency CMO's") and CMO's backed by single-family whole loans not guaranteed by a U.S. Government Agency ("Private-Label CMO's").

At June 30, 2013, the Company's Agency CMO's totaled $135.6 million as compared to $69.1 million at June 30, 2012. The Company's private-label CMO's totaled $3.7 million at June 30, 2013 as compared to $9.9 million at June 30, 2012. The $60.3 million increase in the CMO segment of our MBS portfolio was primarily due to repayments on our Agency CMO's totaling $68.9 million and $7.1 million in repayments on our private-label CMO's which were more than offset by purchases of U.S. Government Agency CMO's totaling $135.3 million, and $839 thousand in amortization of non-credit unrealized holding losses on private-label CMO's with other-than-temporary impairment. During the fiscal year ended June 30, 2013 the Company received principal payments totaling $7.1 million on its private-label CMO's. At June 30, 2013, approximately $139.3 million or 100.0% (book value) of the Company's MBS portfolio, including CMO's, were comprised of adjustable or floating rate investments, as compared to $79.0 million or 100.0% at June 30, 2012. Substantially all of the Company's floating rate MBS adjust monthly based upon changes in the one month LIBOR. The Company has no investment in multi-family or commercial real estate based MBS.

Due to prepayments of the underlying loans, and the prepayment characteristics of the CMO traunches, the actual maturities of the Company's MBS are expected to be substantially less than the scheduled maturities.

The Company retains an independent third party to assist it in the determination of a fair value for three of its private-label CMO's. This valuation is meant to be a "Level Three" valuation as defined by ASC Topic 820, Fair Value Measurements and Disclosures. The valuation does not represent the actual terms or prices at which any party could purchase the securities. There is currently no active secondary market for private-label CMO's and there can be no assurance that any secondary market for private-label CMO's will develop. Of the one private-label CMO not evaluated by the independent third party, it had a balance of less than $115 thousand and the Company decided that the possibility of an other-than-temporary impairment is remote. The private-label CMO portfolio had three previously recorded other-than-temporary impairments at June 30, 2013. During the fiscal year ending June 30, 2013, the Company reversed $839 thousand of non-credit unrealized holding losses on three of its private-label CMO's with OTTI due to principal repayments. During the twelve months ended June 30, 2013, the Company recorded a $12 thousand credit impairment charge on one private-label CMO.

The Company believes that the data and assumptions used to determine the fair values are reasonable. The fair value calculations reflect relevant facts and market conditions. Events and conditions occurring after the valuation date could have a material effect on the private-label CMO segment's fair value.

For one other private-label CMO, the Company used the fair value estimates provided by its independent third party investment accounting service. There was no OTTI associated with this security as of June 30, 2013 or in the past.

The amortized cost and fair values of mortgage-backed securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(Dollars in Thousands)
2013
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$135,621	$368	$(256)	$135,733
Private-label	3,647	621	(3)	4,265

Total	$139,268	$989	$(259)	$139,998

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(Dollars in Thousands)
2012
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$69,146	$99	$(24)	$69,221
Private-label	9,940	740	(88)	10,592

Total	$79,086	$839	$(112)	$79,813

The amortized cost and fair value of mortgage-backed securities at June 30, 2013, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)

HELD TO MATURITY
Amortized cost	$-	$-	$47	$139,221	$139,268
Fair value	-	-	47	139,951	139,998
Weighted average yield	-%	-%	1.41%	1.21%	1.21%

At June 30, 2013, mortgage-backed securities with amortized costs of $123.7 million and fair values of $123.8 million were pledged to secure public deposits and borrowings with the Federal Home Loan Bank. Of the securities pledged, $20.9 million of fair value was excess collateral. Excess collateral is maintained to support future borrowings and may be withdrawn by the Company at any time. At June 30, 2012 mortgage-backed securities with an amortized cost of $67.0 million and fair values of $67.0 million, were pledged to secure borrowings with the Federal Home Loan Bank and public deposits.

ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Jun. 30, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
5.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The following tables present the changes in accumulated other comprehensive income by component for the three years ended June 30, 2013, 2012, and 2011.

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total

	(Dollars in Thousands - net of tax)

Balance - June 30, 2010	$84	$(2,322)	$(2,238)
Other comprehensive income (loss) before reclassifications	(86)	497	411
Net current-period other comprehensive income (loss)	(86)	497	411

Balance - June 30, 2011	(2)	(1,825)	(1,827)
Other comprehensive income (loss) before reclassifications	(6)	565	559
Amounts reclassified from accumulated other comprehensive income	(3)	(114)	(117)

Net current-period other comprehensive income (loss)	(9)	451	442

Balance - June 30, 2012	(11)	(1,374)	(1,385)
Other comprehensive income before reclassifications	119	549	668
Amounts reclassified from accumulated other comprehensive income (loss)	(30)	5	(25)

Net current-period other comprehensive income	89	554	643

Balance - June 30, 2013	$78	$(820)	$(742)

The following table presents the amounts reclassified out of accumulated other comprehensive income.

	Amount Reclassified from Accumulated Other Comprehensive Income
Details About Accumulated Other Comprehensive Income Components:	2013	2012	2011	Affected Line Item in the Statement Where Net Income is Presented

	(Dollars in Thousands)

Unrealized gains and losses on available-for-sale securities	$(46)	$(4)	$-	Investment security gains

	(46)	(4)	-	Total before tax
	(16)	(1)	-	Income tax expense

	(30)	(3)	-	Net of tax

Unrealized gains and losses on held-to-maturity securities	8	(172)		Gains recognized in comprehensive income

	8	(172)	-	Total before tax
	3	(58)	-	Income tax expense (benefit)

	5	(114)	-	Net of tax

Total reclassifications for the period	$(25)	$(117)	$-	Net of tax

UNREALIZED LOSSES ON SECURITIES	12 Months Ended
Jun. 30, 2013
UNREALIZED LOSSES ON SECURITIES [Abstract]
UNREALIZED LOSSES ON SECURITIES
6.	UNREALIZED LOSSES ON SECURITIES

The following table shows the Company's gross unrealized losses and fair value, aggregated by category and length of time that the individual securities have been in a continuous unrealized loss position, at June 30, 2013 and 2012.

	2013
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)

U.S. government agencies securities	$9,667	$(328)	$-	$-	$-	$-	$9,667	$(328)
Corporate debt securities	15,042	(78)	2,322	(29)	-	-	17,364	(107)
Foreign debt securities [1]	-	-	518	(5)	-	-	518	(5)
Collateralized mortgage obligations:
Agency	49,176	(235)	782	(13)	4,900	(8)	54,858	(256)
Private-label	-	-	-	-	109	(3)	109	(3)

Total	$73,885	$(641)	$3,622	$(47)	$5,009	$(11)	$82,516	$(699)

	2012
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)

U.S. government agencies securities	$7,725	$(2)	$-	$-	$357	$(2)	$8,082	$(4)
Corporate debt securities	17,670	(61)	2,001	(68)	-	-	19,671	(129)
Foreign debt securities [1]	1,093	(2)	575	(1)	-	-	1,668	(3)
Collateralized mortgage obligations:
Agency	11,279	(12)	272	(1)	11,260	(11)	22,811	(24)
Private-label	624	(4)	-	-	3,838	(84)	4,462	(88)

Total	$38,391	$(81)	$2,848	$(70)	$15,455	$(97)	$56,694	$(248)

For debt securities, impairment is considered to be other than temporary if an entity (1) intends to sell the security, (2) more likely than not will be required to sell the security before recovering its amortized cost basis, or (3) does not expect to recover the security's entire amortized cost basis (even if the entity does not intend to sell the security). In addition, impairment is considered to be other than temporary if the present value of cash flows expected to be collected from the debt security is less than the amortized cost basis of the security (any such shortfall is referred to as a credit loss).

The Company evaluates outstanding available-for-sale and held-to-maturity securities in an unrealized loss position (i.e., impaired securities) for OTTI on a quarterly basis. In doing so, the Company considers many factors including, but not limited to: the credit ratings assigned to the securities by the Nationally Recognized Statistical Rating Organizations ("NRSROs"); other indicators of the credit quality of the issuer; the strength of the provider of any guarantees; the length of time and extent that fair value has been less than amortized cost; and whether the Company has the intent to sell the security or more likely than not will be required to sell the security before its anticipated recovery. In the case of its private-label residential MBS, the Company also considers prepayment speeds, the historical and projected performance of the underlying loans and the credit support provided by the subordinate securities. These evaluations are inherently subjective and consider a number of quantitative and qualitative factors.

The following table presents a roll-forward of the credit loss component of the amortized cost of mortgage-backed securities that we have written down for OTTI and the credit component of the loss that is recognized in earnings. OTTI recognized in earnings for credit impaired mortgage-backed securities is presented as additions in two components based upon whether the current period is the first time the mortgage-backed security was credit-impaired (initial credit impairment) or is not the first time the mortgage-backed security was credit impaired (subsequent credit impairments). The credit loss component is reduced if we sell, intend to sell or believe that we will be required to sell previously credit-impaired mortgage-backed securities. Additionally, the credit loss component is reduced if we receive cash flows in excess of what we expected to receive over the remaining life of the credit impaired mortgage-backed securities, the security matures or is fully written down.

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

Changes in the credit loss component of credit impaired mortgage-backed securities were as follows for the twelve month periods ended June 30, 2013 and 2012:

	Twelve Months Ended June 30,
	2013	2012
	(Dollars in Thousands)

Beginning balance	$324	$194
Initial credit impairment	-	24
Subsequent credit impairment	12	106
Reductions for amounts recognized in earnings due to intent or requirement to sell	-	-
Reductions for securities sold	-	-
Reduction for actual realized losses	(20)	-
Reduction for increase in cash flows expected to be collected	-	-

Ending Balance	$316	$324

During the twelve months ended June 30, 2013, the Company recorded one credit impairment charge, and one non-credit unrealized holding gain to accumulated other comprehensive income. The Company was able to accrete back into other comprehensive income $549 thousand (net of income tax effect of $282 thousand), based on principal repayments on private-label CMO's previously identified with OTTI.

In the case of its private-label residential CMO's that exhibit adverse risk characteristics, the Company employs models to determine the cash flows that it is likely to collect from the securities. These models consider borrower characteristics and the particular attributes of the loans underlying the securities, in conjunction with assumptions about future changes in home prices and interest rates, to predict the likelihood a loan will default and the impact on default frequency, loss severity and remaining credit enhancement. A significant input to these models is the forecast of future housing price changes for the relevant states and metropolitan statistical areas, which are based upon an assessment of the various housing markets. In general, since the ultimate receipt of contractual payments on these securities will depend upon the credit and prepayment performance of the underlying loans and, if needed, the credit enhancements for the senior securities owned by the Company, the Company uses these models to assess whether the credit enhancement associated with each security is sufficient to protect against likely losses of principal and interest on the underlying mortgage loans. The development of the modeling assumptions requires significant judgment.

In conjunction with our adoption of ASC Topic 820 effective June 30, 2009, the Company retained an independent third party to assist it with assessing three investments within the private-label CMO portfolio. For the other one private-label CMO, the Company used the fair value estimates provided by its independent third party investment accounting service. There was no OTTI associated with this security at June 30, 2013 or in the past. The independent third party utilized certain assumptions for producing the cash flow analyses used in the OTTI assessment. Key assumptions would include interest rates, expected market participant spreads and discount rates, housing prices, projected future delinquency levels and assumed loss rates on any liquidated collateral.

The Company reviewed the independent third party's assumptions used in the June 30, 2013 OTTI process. Based on the results of this review, the Company deemed the independent third party's assumptions to be reasonable and adopted them. However, different assumptions could produce materially different results, which could impact the Company's conclusions as to whether an impairment is considered other-than-temporary and the magnitude of the credit loss. Management believes that no additional private-label CMO's in the portfolio had an other-than-temporary impairment at June 30, 2013, keeping the total at three private-label CMO's with OTTI at June 30, 2013.

If the Company intends to sell an impaired debt security, or more likely than not will be required to sell the security before recovery of its amortized cost basis, the impairment is other-than-temporary and is recognized currently in earnings in an amount equal to the entire difference between fair value and amortized cost. The Company does not anticipate selling its private-label CMO portfolio, nor does Management believe that the Company will be required to sell these securities before recovery of this amortized cost basis.

In instances in which the Company determines that a credit loss exists but the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before the anticipated recovery of its remaining amortized cost basis, the OTTI is separated into (1) the amount of the total impairment related to the credit loss and (2) the amount of the total impairment related to all other factors (i.e., the noncredit portion). The amount of the total OTTI related to the credit loss is recognized in earnings and the amount of the total OTTI related to all other factors is recognized in accumulated other comprehensive loss. The total OTTI is presented in the Consolidated Statement of Income with an offset for the amount of the total OTTI that is recognized in accumulated other comprehensive loss. Absent the intent or requirement to sell a security, if a credit loss does not exist, any impairment is considered to be temporary.

Regardless of whether an OTTI is recognized in its entirety in earnings or if the credit portion is recognized in earnings and the noncredit portion is recognized in other comprehensive income (loss), the estimation of fair values has a significant impact on the amount(s) of any impairment that is recorded.

The noncredit portion of any OTTI losses on securities classified as available-for-sale is adjusted to fair value with an offsetting adjustment to the carrying value of the security. The fair value adjustment could increase or decrease the carrying value of the security. All of the Company's private-label CMOs were originally, and continue to be classified, as held to maturity.

In periods subsequent to the recognition of an OTTI loss, the other-than-temporarily impaired debt security is accounted for as if it had been purchased on the measurement date of the OTTI at an amount equal to the previous amortized cost basis less the credit-related OTTI recognized in earnings. For debt securities for which credit-related OTTI is recognized in earnings, the difference between the new cost basis and the cash flows expected to be collected is accreted into interest income over the remaining life of the security in a prospective manner based on the amount and timing of future estimated cash flows.

The Company had investments in 29 positions that were impaired at June 30, 2013, including 1 position in private-label collateralized mortgage obligations. Based on its analysis, management has concluded that three private-label CMO's are other-than-temporarily impaired, while the remaining securities portfolio has experienced unrealized losses and a decrease in fair value due to interest rate volatility, illiquidity in the marketplace, or credit deterioration in the U.S. mortgage markets.

NET LOANS RECEIVABLE	12 Months Ended
Jun. 30, 2013
NET LOANS RECEIVABLE [Abstract]
NET LOANS RECEIVABLE
7.	NET LOANS RECEIVABLE

The Company's primary business activity is with customers located within its local trade area of Northern Allegheny and Southern Butler counties within the state of Pennsylvania. The Company has concentrated its lending efforts by granting residential and construction mortgage loans to customers throughout its immediate trade area. The Company also selectively funds and participates in commercial and residential mortgage loans outside of its immediate trade area, provided such loans meet the Company's credit policy guidelines. At June 30, 2013 and 2012, the Company had approximately $4 million and $7 million, respectively, of outstanding loans for land development and construction in the local trade area. Although the Company had a diversified loan portfolio at June 30, 2013 and 2012, loans outstanding to individuals and businesses are dependent upon the local economic conditions in its immediate trade area.

Certain officers, directors, and their associates were customers of, and had transactions with, the Company in the ordinary course of business. There were no loans for those directors, executive officers, and their associates with aggregate loan balances outstanding of at least $60 thousand during the fiscal years ended June 30, 2013 and 2012.

The following table summarizes the primary segments of the loan portfolio as of June 30, 2013 and June 30, 2012.

	June 30, 2013			June 30, 2012
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment

	(Dollars in Thousands)

First mortgage loans:
1 - 4 family dwellings	$13,611	$-	$13,611	$13,514	$-	$13,514
Construction	2,546	701	1,845	4,997	701	4,296
Land acquisition & development	1,407	280	1,127	2,029	-	2,029
Multi-family dwellings	2,780	-	2,780	5,083	-	5,083
Commercial	5,787	-	5,787	7,623	-	7,623

Consumer Loans
Home equity	1,085	-	1,085	1,402	-	1,402
Home equity lines of credit	2,056	150	1,906	2,188	150	2,038
Other	180	-	180	286	-	286

Commercial Loans	1,890	-	1,890	2,222	-	2,222

Obligations (other than securities and leases) of states and political subdivisions	500	-	500	500	-	500

	$31,842	$1,131	$30,711	$39,844	$851	$38,993

Less: Deferred loan fees	(4)			(26)
Allowance for loan losses	(307)			(385)

Total	$31,531			$39,433

Impaired loans are loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The following loan categories are collectively evaluated for impairment. First mortgage loans: 1 - 4 family dwellings and all consumer loan categories (home equity, home equity lines of credit, and other). The following loan categories are individually evaluated for impairment. First mortgage loans: construction, land acquisition and development, multi-family dwellings, and commercial. The Company evaluates commercial loans not secured by real property individually for impairment.

The definition of "impaired loans" is not the same as the definition of "nonaccrual loans," although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectability, while not classifying the loan as impaired if the loan is not a commercial or commercial real estate loan. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all circumstances surrounding the loan and the borrower, including the length of the delay, the borrower's prior payment record, and the amount of shortfall in relation to the principal and interest owed.

The following table is a summary of the loans considered to be impaired as of June 30, 2013 and June 30, 2012, and the related interest income recognized for the twelve months ended June 30, 2013 and June 30, 2012:

	June 30,	June 30,
	2013	2012
	(Dollars in Thousands)

Impaired loans with an allocated allowance:
Construction loans	$701	$701
Impaired loans without an allocated allowance:
Construction loans	-	-
Land Acquisition & development loans	280	-
Home equity lines of credit	150	150

Total impaired loans	$1,131	$851

Allocated allowance on impaired loans:
Construction loans	$107	$105

Average impaired loans:
Construction loans	$701	$1,020
Land Acquisition & development loans	290	-
Home equity lines of credit	150	501

Total	$1,141	$1,521

Income recognized on impaired loans:
Construction loans	$-	$-
Land Acquisition & development loans	36	-
Home equity lines of credit	6	6

Total	$42	$6

Total nonaccrual loans as of June 30, 2013 and June 30, 2012 and the related interest income recognized for the twelve months ended June 30, 2013 and June 30, 2012 are as follows:

	June 30, 2013	June 30, 2012
	(Dollars in Thousands)

Principal outstanding:
1 - 4 family dwellings	$477	$363
Construction	701	701
Land acquisition & development	280	290
Home equity lines of credit	150	150

Total	$1,608	$1,504

Average nonaccrual loans:
1 - 4 family dwellings	$532	$364
Construction	802	1,020
Land acquisition & development	290	449
Home equity lines of credit	150	346

Total	$1,774	$2,179

Income that would have been recognized	$118	$116
Interest income recognized	95	115

Interest income foregone	$59	$101

The Company's loan portfolio also includes troubled debt restructurings (TDR's), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDR's are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period, generally six months.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan's classification at origination.

The following table includes the recorded investment and number of modifications for modified loans, as of June 30, 2013 and 2012. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

June 30, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

(Dollars in Thousands)

Troubled debt restructurings
Home equity lines of credit	-	$-	$-

Troubled debt restructurings that subsequently defaulted
Home equity lines of credit	-	$-	$-

June 30, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

(Dollars in Thousands)

Troubled debt restructurings
Home equity lines of credit	1	$150	$150

Troubled debt restructurings that subsequently defaulted
Home equity lines of credit	-	$-	$-

No previously modified TDR's are in default as of June 30, 2013.

The allowance for loan losses is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the allowance account. Subsequent recoveries, if any, are credited to the allowance. The allowance is maintained at a level believed adequate by management to absorb estimated potential loan losses. Management's determination of the adequacy of the allowance is based on periodic evaluations of the loan portfolio considering past experience, current economic conditions, composition of the loan portfolio and other relevant factors. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant change.

Effective December 13, 2006, the FDIC, in conjunction with the other federal banking agencies adopted a Revised Interagency Policy Statement on the Allowance for Loan and Lease Losses ("ALLL"). The revised policy statement revised and replaced the banking agencies' 1993 policy statement on the ALLL. The revised policy statement provides that an institution must maintain an ALLL at a level that is appropriate to cover estimated credit losses on individually evaluated loans determined to be impaired, as well as estimated credit losses inherent in the remainder of the loan and lease portfolio. The banking agencies also revised the policy to ensure consistency with generally accepted accounting principles ("GAAP"). The revised policy statement updates the previous guidance that describes the responsibilities of the board of directors, management, and bank examiners regarding the ALLL, factors to be considered in the estimation of the ALLL, and the objectives and elements of an effective loan review system.

Federal regulations require that each insured savings institution classify its assets on a regular basis. In addition, in connection with examinations of insured institutions, federal examiners have authority to identify problem assets and, if appropriate, classify them. There are three classifications for problem assets: "substandard", "doubtful" and "loss". Substandard assets have one or more defined weaknesses and are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. Doubtful assets have the weaknesses of those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. An asset classified as loss is considered uncollectible and of such little value that continuance as an asset of the institution is not warranted. Another category designated "asset watch" is also utilized by the Bank for assets which do not currently expose an insured institution to a sufficient degree of risk to warrant classification as substandard, doubtful or loss. Assets classified as substandard or doubtful require the institution to establish general allowances for loan losses. If an asset or portion thereof is classified as loss, the insured institution must either establish specific allowances for loan losses in the amount of 100% of the portion of the asset classified loss, or charge-off such amount. General loss allowances established to cover possible losses related to assets classified substandard or doubtful may be included in determining an institution's regulatory capital, while specific valuation allowances for loan losses do not qualify as regulatory capital.

The Company's general policy is to internally classify its assets on a regular basis and establish prudent general valuation allowances that are adequate to absorb losses that have not been identified but that are inherent in the loan portfolio. The Company maintains general valuation allowances that it believes are adequate to absorb losses in its loan portfolio that are not clearly attributable to specific loans. The Company's general valuation allowances are within the following general ranges: (1) 0% to 5% of assets subject to special mention; (2) 5.00% to 100% of assets classified substandard; and (3) 50% to 100% of assets classified doubtful. Any loan classified as loss is charged-off. To further monitor and assess the risk characteristics of the loan portfolio, loan delinquencies are reviewed to consider any developing problem loans. Based upon the procedures in place, considering the Company's past charge-offs and recoveries and assessing the current risk elements in the portfolio, management believes the allowance for loan losses at June 30, 2013, is adequate.

The following tables present the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of June 30, 2013 and June 30, 2012:

	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2013
First mortgage loans:
1 - 4 family dwellings	$13,089	$45	$-	$-	$477	$522	$13,611
Construction	1,845	-	-	-	701	701	2,546
Land acquisition & development	1,127	-	-	-	280	280	1,407
Multi-family dwellings	2,780	-	-	-	-	-	2,780
Commercial	5,787	-	-	-	-	-	5,787

Consumer Loans
Home equity	1,085	-	-	-	-	-	1,085
Home equity lines of credit	1,906	-	-	-	150	150	2,056
Other	180	-	-	-	-	-	180

Commercial Loans	1,884	6	-	-	-	6	1,890

Obligations (other than securities and leases) of states and political subdivisions	500	-	-	-	-	-	500

	$30,183	$51	$-	$-	$1,608	$1,659	31,842

Less: Deferred loan fees							(4)
Allowance for loan loss							(307)

Net Loans Receivable							$31,531

	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2012
First mortgage loans:
1 - 4 family dwellings	$13,151	$-	$-	$-	$363	$363	$13,514
Construction	4,296	-	-	-	701	701	4,997
Land acquisition & development	1,739	-	-	-	290	290	2,029
Multi-family dwellings	5,083	-	-	-	-	-	5,083
Commercial	7,623	-	-	-	-	-	7,623

Consumer Loans
Home equity	1,402	-	-	-	-	-	1,402
Home equity lines of credit	2,038	-	-	-	150	150	2,188
Other	286	-	-	-	-	-	286

Commercial Loans	2,219	-	3	-	-	3	2,222

Obligations (other than securities and leases) of states and political subdivisions	500	-	-	-	-	-	500

	$38,337	$-	$3	$-	$1,504	$1,507	39,844

Less: Deferred loan fees							(26)
Allowance for loan loss							(385)

Net Loans Receivable							$39,433

Credit Quality Information

The following tables represent credit exposure by internally assigned grades for the fiscal years ended June 30, 2013 and 2012. The grading system analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or not at all. The Company's internal credit risk grading system is based on experiences with similarly graded loans.

The Company's internally assigned grades are as follows:

Pass - loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention - loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard - loans that have a well-defined weakness based on objective evidence and can be characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful - loans classified as doubtful have all the weaknesses inherent in a substandard loan. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss - loans classified as loss are considered uncollectible, or of such value that continuance as a loan is not warranted.

The primary credit quality indicator used by management in the 1 - 4 family and consumer loan portfolios is the performance status of the loans. Payment activity is reviewed by Management on a monthly basis to determine how loans are performing. Loans are considered to be non-performing when they become 90 days delinquent, have a history of delinquency, or have other inherent characteristics which Management deems to be weaknesses.

The following tables presents the Company's internally classified construction, land acquisition and development, multi-family residential, commercial real estate and commercial (not secured by real estate) loans at June 30, 2013 and June 30, 2012.

	June 30, 2013
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions

	(Dollars in Thousands)

Pass	$1,845	$1,127	$2,780	$5,787	$1,889	$500
Special Mention	-	-	-	-	-	-
Substandard	701	280	-	-	1	-
Doubtful	-	-	-	-	-	-

Ending Balance	$2,546	$1,407	$2,780	$5,787	$1,890	$500

	June 30, 2012
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions

	(Dollars in Thousands)

Pass	$4,296	$1,739	$5,083	$7,623	$2,219	$500
Special Mention	-	-	-	-	-	-
Substandard	701	290	-	-	-	-
Doubtful	-	-	-	-	3	-

Ending Balance	$4,997	$2,029	$5,083	$7,623	$2,222	$500

The following table presents performing and non-performing 1 - 4 family residential and consumer loans based on payment activity for the periods ended June 30, 2013 and June 30, 2012.

	June 30, 2013
	1 - 4 Family	Consumer

	(Dollars in Thousands)

Performing	$13,134	$3,171
Non-performing	477	150

Total	$13,611	$3,321

	June 30, 2012
	1 - 4 Family	Consumer

	(Dollars in Thousands)

Performing	$13,151	$3,726
Non-performing	363	150

Total	$13,514	$3,876

ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Jun. 30, 2013
ALLOWANCE FOR LOAN LOSSES [Abstract]
ALLOWANCE FOR LOAN LOSSES
8.	ALLOWANCE FOR LOAN LOSSES

The Company determines its allowance for loan losses in accordance with generally accepted accounting principles. The Company uses a systematic methodology as required by Financial Reporting Release No. 28 and the various Federal Financial Institutions Examination Council guidelines. The Company also endeavors to adhere to SEC Staff Accounting Bulletin No. 102 in connection with loan loss allowance methodology and documentation issues.

Our methodology used to determine the allocated portion of the allowance is as follows. For groups of homogenous loans, we apply a loss rate to the groups' aggregate balance. Our group loss rate reflects our historical loss experience. We may adjust these group rates to compensate for changes in environmental factors; but our adjustments have not been frequent due to a relatively stable charge-off experience. The Company also monitors industry loss experience on similar loan portfolio segments. We then identify loans for individual evaluation under ASC Topic 310. If the individually identified loans are performing, we apply a segment specific loss rate adjusted for relevant environmental factors, if necessary, for those loans reviewed individually and considered individually impaired, we use one of the three methods for measuring impairment mandated by ASC Topic 310. Generally the fair value of collateral is used since our impaired loans are generally real estate based. In connection with the fair value of collateral measurement, the Company generally uses an independent appraisal and determines costs to sell. The Company's appraisals for commercial income based loans, such as multi-family and commercial real estate loans, assess value based upon the operating cash flows of the business as opposed to merely "as built" values. The Company then validates the reasonableness of our calculated allowances by: (1) reviewing trends in loan volume, delinquencies, restructurings and concentrations; (2) reviewing prior period (historical) charge-offs and recoveries; and (3) presenting the results of this process, quarterly, to the Asset Classification Committee and the Savings Bank's Board of Directors. We then tabulate, format and summarize the current loan loss allowance balance for financial and regulatory reporting purposes.

The Company had no unallocated loss allowance balance at June 30, 2013 and 2012.

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management's periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

The following is a summary of the changes in the allowance for loan losses:

	2013	2012	2011
	(Dollars in Thousands)
Balance, July 1	$385	$630	$645
Add:
Provision for loan losses	(68)	(104)	(15)
Less:
Loans charged off	10	141	-

Balance, June 30	$307	$385	$630

The following table summarizes the primary segments of the allowance for loan losses ("ALLL"), segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of June 30, 2013 and June 30, 2012. Activity in the allowance is presented for the fiscal years ended June 30, 2013 and 2012.

	As of June 30, 2013
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2012	$73	$122	$21	$26	$76	$53	$14	$385
Charge-offs	-	-	(10)	-	-	-	-	(10)
Recoveries	-	-	-	-	-	-	-	-
Provisions	(26)	(5)	(3)	(12)	(19)	-	(3)	(68)

Ending ALLL Balance at June 30, 2013	$47	$117	$8	$14	$57	$53	$11	$307

Individually evaluated for impairment	$-	$107	$-	$-	$-	$-	$-	$107
Collectively evaluated for impairment	47	10	8	14	57	53	11	200

	$47	$117	$8	$14	$57	$53	$11	$307

	As of June 30, 2012
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2011	$87	$243	$55	$27	$79	$85	$54	$630
Charge-offs	-	(141)	-	-	-	-	-	(141)
Recoveries	-	-	-	-	-	-	-	-
Provisions	(14)	20	(34)	(1)	(3)	(32)	(40)	(104)

Ending ALLL Balance at June 30, 2012	$73	$122	$21	$26	$76	$53	$14	$385

Individually evaluated for impairment	$-	$105	$-	$-	$-	$-	$-	$105
Collectively evaluated for impairment	73	17	21	26	76	53	14	280

	$73	$122	$21	$26	$76	$53	$14	$385

ACCRUED INTEREST RECEIVABLE	12 Months Ended
Jun. 30, 2013
ACCRUED INTEREST RECEIVABLE [Abstract]
ACCRUED INTEREST RECEIVABLE
9.	ACCRUED INTEREST RECEIVABLE

Accrued interest receivable consists of the following:

	2013	2012
	(Dollars in Thousands)

Investment and mortgage-backed securities	$1,256	$1,440
Loans receivable	115	181

Total	$1,371	$1,621

FEDERAL HOME LOAN BANK STOCK	12 Months Ended
Jun. 30, 2013
FEDERAL HOME LOAN BANK STOCK [Abstract]
FEDERAL HOME LOAN BANK STOCK
10.	FEDERAL HOME LOAN BANK STOCK

The Company's subsidiary bank is a member of the FHLB system. As a member, the Savings Bank maintains an investment in the capital stock of the FHLB of Pittsburgh, at cost, in an amount not less than 1.0% of the unpaid principal balances of residential mortgage loans, 0.3% of total assets or approximately 5.0% of outstanding advances, if any due to the FHLB, whichever is greater, as calculated periodically by the FHLB. Purchases and redemptions of FHLB stock are made directly with the FHLB at par. In 2008, the FHLB suspended both the payment of dividends and the repurchase of excess capital stock. Beginning in the fourth quarter of calendar year 2010, the FHLB partially lifted the suspension with limited repurchases of excess stock. Beginning in the first quarter of calendar year 2012, the FHLB began paying dividends at an annualized rate of 0.10% on the average balance of stock held in the prior quarter. In subsequent quarters, the FHLB paid dividends at annualized rates between 0.10% and 0.43%. During fiscal years 2013 and 2012, the Bank received $19 thousand and $4 thousand, respectively, in dividends on its holdings of FHLB stock. This repurchase restriction could result in the Savings Bank's investment in FHLB stock being greater than 5.0% of its outstanding notes payable to the FHLB.

PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2013
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
11.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2013	2012
	(Dollars in Thousands)

Land and improvements	$246	$246
Buildings and improvements	2,142	2,064
Furniture, fixtures, and equipment	998	955

	3,386	3,265
Less accumulated depreciation	2,772	2,682

Total	$614	$583

Depreciation charged to operations was $90 thousand, $84 thousand, and $100 thousand for the years ended June 30, 2013, 2012, and 2011, respectively.

DEPOSITS	12 Months Ended
Jun. 30, 2013
DEPOSITS [Abstract]
DEPOSITS
12.	DEPOSITS

Retail deposit accounts are summarized as follows:

	2013		2012
		Percent of		Percent of
	Amount	Portfolio	Amount	Portfolio

	(Dollars in Thousands)

Non-interest earning checking	$14,911	10.6%	$15,642	11.0%
Interest-earning checking	20,654	14.7	20,834	14.6
Savings accounts	41,808	29.8	39,770	28.0
Money market accounts	23,772	16.9	23,837	16.8
Savings certificates	38,829	27.6	41,508	29.2
Advance payments by borrowers for taxes and insurance	550	0.4	582	0.4

Total	$140,524	100.0%	$142,173	100.0%

The maturities of savings certificates at June 30, 2013, are summarized as follows:

(Dollars in Thousands)
Within one year	$29,231
Beyond one year but within two years	4,998
Beyond two years but within three years	1,854
Beyond three years but within four years	1,661
Beyond four years but within five years	853
Beyond five years	232

Total	$38,829

Savings certificates with balances of $100 thousand or more amounted to $6.2 million and $5.4 million on June 30, 2013 and 2012, respectively.

At June 30, 2013 and June 30, 2012, the Savings Bank had no brokered CDs.

Interest expense by deposit category for the years ended June 30 is as follows:

	2013	2012	2011
	(Dollars in Thousands)

Interest-earning checking	$5	$8	$8
Savings accounts	39	61	76
Money market accounts	28	42	58
Savings certificates	303	425	768
Advance payments by borrowers for taxes and insurance	3	7	8

Total	$378	$543	$918

FEDERAL HOME LOAN ADVANCES	12 Months Ended
Jun. 30, 2013
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
FEDERAL HOME LOAN BANK ADVANCES
13.	FEDERAL HOME LOAN BANK ADVANCES

The following table presents contractual maturities of FHLB long-term advances as of June 30:

			Weighted-	Stated interest
	Maturity range		average	rate range
Description	from	to	interest rate [1]	from	to	2013	2012
						(Dollars in Thousands)

Convertible	04/23/14	07/27/17	4.72%	4.26%	5.41%	$17,500	$17,500

Total						$17,500	$17,500

Maturities of FHLB long-term advances at June 30, 2013, are summarized as follows:

Maturing During Fiscal Year Ended June 30:	Amount	Weighted- Average Interest Rate
	(Dollars in Thousands)

2014	$5,000	5.41%
2015	-	-
2016	2,500	5.16
2017	-	-
2018 and thereafter	10,000	4.26

Total	$17,500	4.72%

The terms of the convertible advances reset to the three-month London Interbank Offered Rate ("LIBOR") and have various spreads and call dates of three months. The FHLB has the right to convert from a fixed rate to a predetermined floating rate on its conversion date or quarterly thereafter. Should the advance be converted, the Company has the right to pay off the advance without penalty. The FHLB advances are secured by the Company's FHLB stock, investment securities and loans, and are subject to substantial prepayment penalties.

The Company also utilized revolving and short-term FHLB advances. Short-term FHLB advances generally mature within 90 days, while revolving FHLB advances may be repaid by the Company without penalty. The following table presents information regarding such advances as of June 30:

	2013	2012
	(Dollars in Thousands)

FHLB revolving and short-term advances:
Ending balance	$96,712	$79,270
Average balance during the year	81,995	61,515
Maximum month-end balance during the year	105,438	106,795
Average interest rate during the year	0.23%	0.21%
Weighted-average rate at year-end	0.23%	0.22%

At June 30, 2013, the Company had remaining borrowing capacity with the FHLB of approximately $20.1 million.

The FHLB advances are secured by the Company's FHLB stock, loans, and mortgage-backed securities held in safekeeping at the FHLB. FHLB advances are subject to substantial prepayment penalties.

OTHER BORROWINGS	12 Months Ended
Jun. 30, 2013
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
14.	OTHER BORROWINGS

Other borrowings include securities sold under agreements to repurchase with securities brokers and Federal Reserve Bank short-term borrowings. These borrowings generally mature within 1 to 90 days from the transaction date and require a collateral pledge. The following tables present information regarding other borrowings as of June 30:

OTHER SHORT-TERM BORROWINGS

	2013	2012
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	-	90
Maximum month-end balance during the year	-	-
Average interest rate during the year	-%	0.35%
Weighted-average rate at year-end	-%	-%

FEDERAL RESERVE BANK SHORT-TERM BORROWINGS

	2013	2012
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	-	4
Maximum month-end balance during the year	-	-
Average interest rate during the year	-%	0.75%
Weighted-average rate at year-end	-%	-%

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
15.	COMMITMENTS AND CONTINGENT LIABILITIES

Loan Commitments

In the normal course of business, there are various commitments that are not reflected in the Company's financial statements. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet. The Company's exposure to credit loss in the event of nonperformance by the other parties to the financial instruments is represented by the contractual amounts as disclosed. Losses, if any, are charged to the allowance losses on off-balance sheet items. Management minimizes its exposure to credit loss under these commitments by subjecting them to credit approval, review procedures, and collateral requirements, as deemed necessary. Various loan commitments totaling $13.1 million and $11.5 million at June 30, 2013 and 2012, respectively, represent financial instruments with off-balance sheet risk. The commitments outstanding at June 30, 2013, contractually mature in less than one year.

Loan commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the Consolidated Balance Sheet. The same credit policies are used in making commitments and conditional obligations as for on-balance sheet instruments. Generally, collateral, usually in the form of real estate, is required to support financial instruments with credit risk.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the loan agreement. These commitments are composed primarily of the undisbursed portion of construction and land development loans (Note 7), residential, commercial real estate, and consumer loan originations.

The exposure to loss under these commitments is limited by subjecting them to credit approval and monitoring procedures. Substantially all commitments to extend credit are contingent upon customers maintaining specific credit standards at the time of the loan funding. Management assesses the credit risk associated with certain commitments to extend credit in determining the level of the allowance for loan losses.

Litigation

The Company is involved with various legal actions arising in the ordinary course of business. Management believes the outcome of these matters will have no material effect on the consolidated operations or financial condition of WVS.

REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2013
REGULATORY CAPITAL [Abstract]
REGULATORY CAPITAL
16.	REGULATORY CAPITAL

Federal regulations require the Company and Savings Bank to maintain minimum amounts of capital. Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I Capital to Risk-Weighted Assets and of Tier I Capital to Average Total Assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act ("FDICIA") established five capital categories ranging from well capitalized to critically undercapitalized. Should any institution fail to meet the requirements to be considered adequately capitalized, it would become subject to a series of increasingly restrictive regulatory actions.

As of June 30, 2013 and 2012, the FDIC categorized the Savings Bank as well capitalized under the regulatory framework for prompt corrective action. To be classified as a well capitalized financial institution, Total Risk-Based, Tier 1 Risk-Based, and Tier 1 Leverage Capital Ratios must be at least 10 percent, 6 percent, and 5 percent, respectively.

The Company's and Savings Bank's actual capital ratios are presented in the following tables, which show that both met all regulatory capital requirements.

	June 30, 2013
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,926	20.24%	$30,807	19.33%
To Be Well Capitalized	16,266	10.0	15,936	10.0
For Capital Adequacy Purposes	13,013	8.0	12,749	8.0

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,570	20.02%	$30,451	19.11%
To Be Well Capitalized	9,759	6.0	9,562	6.0
For Capital Adequacy Purposes	6,506	4.0	6,374	4.0

Tier I Capital (to Average Total Assets)

Actual	$32,570	11.88%	$30,451	11.11%
To Be Well Capitalized	13,712	5.0	13,707	5.0
For Capital Adequacy Purposes	10,970	4.0	10,966	4.0

	June 30, 2012
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,211	20.69%	$30,803	19.80%
To Be Well Capitalized	15,566	10.00	15,559	10.00
For Capital Adequacy Purposes	12,405	8.00	12,447	8.00

Tier I Capital (to Risk-Weighted Assets)

Actual	$31,798	20.43%	$30,390	19.53%
To Be Well Capitalized	9,339	6.00	9,335	6.00
For Capital Adequacy Purposes	6,202	4.00	6,224	4.00

Tier I Capital (to Average Total Assets)

Actual	$31,798	11.14%	$30,390	10.67%
To Be Well Capitalized	14,272	5.00	14,244	5.00
For Capital Adequacy Purposes	11,418	4.00	11,395	4.00

STOCK BENEFIT PLANS	12 Months Ended
Jun. 30, 2013
STOCK BENEFIT PLANS [Abstract]
STOCK BENEFIT PLANS
17.	STOCK BENEFIT PLANS

Stock Option Plan

The Company maintains the 2008 Stock Incentive Plan for the directors, officers, and employees. The stock options granted typically have an expiration term of ten years, subject to certain extensions and early terminations. The per share exercise price of an incentive stock option shall at a minimum equal the fair market value of a share of common stock on the date the option is granted. The per share exercise price of a compensatory stock option granted shall at least equal the greater of par value or 100 percent of the fair market value of a share of common stock on the date the option is granted. Proceeds from the exercise of the stock options are credited to common stock for the aggregate par value and the excess is credited to paid-in capital.

The following table presents information related to the outstanding options:

	Officers' and		Weighted-
	Employees'	Directors'	Average
	Stock	Stock	Exercise
	Options	Options	Price

Outstanding, June 30, 2010	87,019	38,108	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	303

Outstanding, June 30, 2011	87,019	37,805	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	305

Outstanding, June 30, 2012	87,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	10,000	-

Outstanding, June 30, 2013	77,019	37,500	$16.20

Exercisable at year-end	57,290	30,000	$16.20

Available for future grant	36,981	500

At June 30, 2013, for officers and employees there were 77,019 options outstanding and 57,290 options exercisable, with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 5.42 years. At June 30, 2012 there were 87,019 options outstanding and 50,967 options exercisable for officers and employees, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 6.49 years.

There were also 37,500 options outstanding and 30,000 options exercisable for directors with a weighted-average exercise price of $16.20, and a weighted-average remaining contractual life of 5.25 years. At June 30, 2012 there were 37,500 options outstanding and 22,500 options exercisable for directors, with a weighted-average price of $16.20, and a weighted-average remaining contractual life of 6.25 years.

Employee Stock Ownership Plan ("ESOP")

WVS maintains an ESOP for the benefit of officers and Savings Bank employees who have met certain eligibility requirements related to age and length of service. Compensation expense for the ESOP was $115 thousand, $152 thousand, and $150 thousand for the years ended June 30, 2013, 2012, and 2011, respectively. Total ESOP shares as of June 30, 2013 and 2012, were 259,456 and 258,706, respectively.

DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2013
DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS [Abstract]
DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS
18.	DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS

Profit Sharing Plan

The Company maintains a non-contributory profit sharing 401(k) plan (the "Plan") for its officers and employees who have met the age and length of service requirements. The Plan is a defined contribution plan with the contributions based on a percentage of salaries of the Plan participants. The Company made no contributions to the Plan for the three years ended June 30, 2013, 2012, and 2011.

Directors' Deferred Compensation Plan

The Company maintains a deferred compensation plan (the "Plan") for directors who elect to defer all or a portion of their directors' fees. Deferred fees are paid to the participants in installments commencing in the year following the year the individual is no longer a member of the Board of Directors.

The Plan allows for the deferred amounts to be paid in shares of common stock at the prevailing market price on the date of distribution. For fiscal years ended June 30, 2013, 2012, and 2011, 1,731, 1,731, and 1,731 shares, respectively, were held by the Plan.

INCOME TAXES	12 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES
19.	INCOME TAXES

The provision for income taxes consists of:

	2013	2012	2011
	(Dollars in Thousands)
Currently payable:
Federal	$284	$575	$59
State	6	76	134

	290	651	193
Deferred	252	251	269

Total	$542	$902	$462

In addition to income taxes applicable to income before taxes in the Consolidated Statement of Income, the following income tax amounts were recorded to stockholders' equity during the years ended June 30:

	2013	2012	2011

	(Dollars in Thousands)
Net unrealized gain on securities available for sale	$(47)	$4	$44
Net non-credit losses on securities with OTTI	(285)	(232)	(256)

	$(332)	$(228)	$(212)

The following temporary differences gave rise to the net deferred tax assets at June 30:

	2013	2012
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$108	$131
Deferred compensation	87	91
Reserve for uncollected interest	62	62
Reserve for off-balance sheet commitments	17	10
OTTI other impairment	423	708
OTTI credit impairment	115	111
Net unrealized loss on securities available for sale	-	6
Other	82	50

Total gross deferred tax assets	894	1,169

Deferred tax liabilities:
Net unrealized gain on securities available for sale	41	-
Deferred origination fees, net	81	94
Depreciation reserve	23	27
Other	1	1

Total gross deferred tax liabilities	146	122

Net deferred tax assets	$748	$1,047

No valuation allowance was established at June 30, 2013 and 2012, in view of the Company's ability to carryback to taxes paid in previous years, future anticipated taxable income, which is evidenced by the Company's earnings potential, and deferred tax liabilities at June 30.

The Company and its subsidiary file a consolidated federal income tax return. Prior to 1996, the Savings Bank was permitted under the Internal Revenue Code to establish a tax reserve for bad debts, and to make annual additions within specified limitations which may have been deducted in arriving at its taxable income. Subsequent to 1995, the Savings Bank's bad debt deduction may be computed using an amount based on its actual loss experience (the "experience method").

U.S. generally accepted accounting principles prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2009.

The following is a reconciliation between the actual provision for income taxes and the amount of income taxes which would have been provided at federal statutory rates for the years ended June 30:

	2013		2012		2011
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

	(Dollars in Thousands)

Provision at statutory rate	$551	34.0%	$783	34.0%	$574	34.0%
State income tax, net of federal tax benefit	4	0.2	50	2.2	88	5.2
Tax exempt income	(2)	(0.1)	(31)	(1.3)	(72)	(4.3)
Other, net	(11)	(0.7)	100	4.3	(128)	(7.5)

Actual tax expense and effective rate	$542	33.4%	$902	39.1%	$462	27.4%

The Savings Bank is subject to the Pennsylvania Mutual Thrift Institutions Tax, which is calculated at 11.5 percent of earnings.

Prior to the enactment of the Small Business Job Protection Act, the Company accumulated approximately $3.9 million of retained earnings, which represent allocations of income to bad debt deductions for tax purposes only. Since there is no amount that represents the accumulated bad debt reserves subsequent to 1987, no provision for federal income tax has been made for such amount. If any portion of this amount is used other than to absorb loan losses (which is not anticipated), the amount will be subject to federal income tax at the current corporate rate.

REGULATORY MATTERS	12 Months Ended
Jun. 30, 2013
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
20.	REGULATORY MATTERS

Cash and Due From Banks

The Federal Reserve requires the Savings Bank to maintain certain reserve balances. The required reserves are computed by applying prescribed ratios to the Savings Bank's average deposit transaction account balances. As of June 30, 2013 and 2012, the Savings Bank had required reserves of $171 thousand and $237 thousand, respectively. The required reserves are held in the form of vault cash and an interest-bearing depository balance maintained directly with the Federal Reserve.

Loans

Federal law prohibits the Company from borrowing from the Savings Bank unless the loans are secured by specific obligations. Further, such secured loans are limited in amount to 10 percent of the Savings Bank's capital surplus.

Dividend Restrictions

The Savings Bank is subject to the Pennsylvania Banking Code, which restricts the availability of surplus for dividend purposes. At June 30, 2013, surplus funds of $3.4 million were not available for dividends.

FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
21.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for an asset or liability in an orderly transaction between market participants at the measurement date. GAAP established a fair value hierarchy that prioritizes the use of inputs used in valuation methodologies into the following three levels:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:	Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management's best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

Assets Measured at Fair Value on a Recurring Basis

Investment Securities Available-for-Sale

Fair values for securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities' relationship to other benchmark quoted securities. The Company has no Level I or Level III investment securities. Level II investment securities were primarily comprised of investment-grade corporate bonds and U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.

The following tables present the assets reported on a recurring basis on the Consolidated Balance Sheet at their fair value as of June 30, 2013 and June 30, 2012, by level within the fair value hierarchy. As required by GAAP, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	June 30, 2013
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities - available for sale:
Corporate securities	$-	$73,465	$-	$73,465
Foreign debt securities (1)	-	3,721	-	3,721

	$-	$77,186	$-	$77,186

	June 30, 2012
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities - available for sale:
Corporate securities	$-	$55,952	$-	$55,952
Foreign debt securities (1)	-	1,668	-	1,668

	$-	$57,620	$-	$57,620

(1)	U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.

Assets Measured at Fair Value on a Nonrecurring Basis

The Company may be required, from time to time, to measure certain financial assets and financial liabilities at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market value that were recognized at fair value below cost at the end of the period.

Impaired Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with ASC Topic 310. The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. Collateral values are estimated using Level II inputs based on observable market data or Level III inputs based on customized discounting criteria. For a majority of impaired real estate related loans, the Company obtains a current external appraisal. Other valuation techniques are used as well, including internal valuations, comparable property analysis and contractual sales information. The Company has no Level I or Level II impaired loans. Level III impaired loans were primarily comprised of one single-family residential construction loan, one land loan, and one home equity line of credit.

Real Estate Owned

Real estate acquired through foreclosure or deed in lieu of foreclosure is carried at fair value less estimated costs to sell. Any reduction from the carrying value of the related loan to fair value at the time of acquisition is accounted for as a loan loss. Any subsequent reduction in fair market value is reflected as a valuation allowance through a charge to income. Costs of significant property improvements are capitalized, whereas costs relating to holding and maintaining the property, are charged to expense. The Company has no Level I, Level II, or Level III real estate owned at June 30, 2013.

The following tables present the assets reported on a non-recurring basis on the consolidated balance sheet at their fair value as of June 30, 2013 and June 30, 2012, by level within the fair value hierarchy. As required by GAAP, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	June 30, 2013
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$1,024	$1,024

Total	$-	$-	$1,024	$1,024

	June 30, 2012
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$746	$746
Real estate owned	-	-	235	235

Total	$-	$-	$981	$981

For Level III assets measured at fair value on a recurring and non-recurring basis as of June 30, 2013 and 2012, the significant observable inputs used in the fair value measurements were as follows:

	Fair Value at		Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
	June 30, 2013	June 30, 2012

	(Dollars in Thousands)
Impaired loans	$1,024	$746	Appraisal of collateral	Discounted appraisal	1.0% to 15.0%
Real estate owned	$-	$235	Appraisal of collateral	Estimated costs to sell	20%

When evaluating the value of the collateral on impaired loans, the Company will consider the age of the most current appraisal, and discount the appraised value from 1.0% to 15.0%.

The Company classifies financial instruments in Level III of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation model for Level III financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
22.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values at June 30 are as follows:

	June 30, 2013
	Carrying	Fair
	Amount	Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$1,927	$1,927	$1,927	$-	$-
Certificates of deposit	598	598	598	-	-
Investment securities - available for sale	77,186	77,186	-	77,186	-
Investment securities - held to maturity	26,420	26,956	-	26,956	-
Mortgage-backed securities - held to maturity:
Agency	135,621	135,733	-	135,733	-
Private-label	3,647	4,265	-	109	4,156
Net loans receivable	31,531	33,194	-	-	33,194
Accrued interest receivable	1,371	1,371	1,371	-	-
FHLB stock	5,682	5,682	5,682	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$14,911	$14,911	$14,911	$-	$-
NOW accounts	20,654	20,654	20,654	-	-
Savings accounts	41,808	41,808	41,808	-	-
Money market accounts	23,772	23,772	23,772	-	-
Certificates of deposit	38,829	38,885	-	-	38,885
Advance payments by borrowers for taxes and insurance	550	550	550	-	-
FHLB long-term advances	17,500	18,525	-	-	18,525
FHLB short-term advances	96,712	96,712	96,712	-	-
Accrued interest payable	210	210	210	-	-

	June 30, 2012
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$2,506	$2,506	$2,506	$-	$-
Certificates of deposit	846	846	846	-	-
Investment securities - available for sale	57,620	57,620	-	57,620	-
Investment securities - held to maturity	82,400	84,059	-	84,059	-
Mortgage-backed securities - held to maturity:					-
Agency	69,146	69,221	-	69,221	-
Private-label	9,940	10,592	-	1,148	9,444
Net loans receivable	39,443	43,942	-	-	43,942
Accrued interest receivable	1,621	1,621	1,621	-	-
FHLB stock	7,595	7,595	7,595	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$15,642	$15,642	$15,642	$-	$-
NOW accounts	20,834	20,834	20,834	-	-
Savings accounts	39,770	39,770	39,770	-	-
Money market accounts	23,837	23,837	23,837	-	-
Certificates of deposit	41,508	41,805	-	-	41,805
Advance payments by borrowers for taxes and insurance	582	582	582	-	-
FHLB long-term advances	17,500	19,187	-	-	19,187
FHLB short-term advances	79,270	79,270	79,270	-	-
Accrued interest payable	257	257	257	-	-

Financial instruments are defined as cash, evidence of an ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from or to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management's judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses, and other factors, as determined through various option pricing formulas or simulation modeling. As many of these assumptions result from judgments made by management based upon estimates, which are inherently uncertain, the resulting estimated values may not be indicative of the amount realizable in the sale of a particular financial instrument. In addition, changes in the assumptions on which the estimated values are based may have a significant impact on the resulting estimated values.

As certain assets and liabilities, such as deferred tax assets, premises and equipment, and many other operational elements of the Company, are not considered financial instruments, but have value, this estimated fair value of financial instruments would not represent the full market value of the Company.

Estimated fair values have been determined by the Company using the best available data, as generally provided in internal Savings Bank regulatory, or third party valuation reports, using an estimation methodology suitable for each category of financial instruments. The estimation methodologies used are as follows:

Cash and Cash Equivalents, Certificates of Deposit, Accrued Interest Receivable and Payable, and FHLB Short-term Advances

The fair value approximates the current carrying value.

Investment Securities, Mortgage-Backed Securities, and FHLB Stock

The fair value of investment and mortgage-backed securities is equal to the available quoted market price. If no quoted market price is available, fair value is estimated using the quoted market price for similar securities. For discussion of valuation of private-label CMOs, see Note 6 "Unrealized Losses on Securities". Since the FHLB stock is not actively traded on a secondary market and held exclusively by member financial institutions, the estimated fair market value approximates the carrying amount.

Net Loans Receivable and Deposits

Fair value for consumer mortgage loans is estimated using market quotes or discounting contractual cash flows for prepayment estimates. Discount rates were obtained from secondary market sources, adjusted to reflect differences in servicing, credit, and other characteristics.

The estimated fair values for consumer, fixed-rate commercial, and multi-family real estate loans are estimated by discounting contractual cash flows for prepayment estimates. Discount rates are based upon rates generally charged for such loans with similar credit characteristics.

The estimated fair value for nonperforming loans is the appraised value of the underlying collateral adjusted for estimated credit risk.

Demand, savings, and money market deposit accounts are reported at book value. The fair value of certificates of deposit is based upon the discounted value of the contractual cash flows. The discount rate is estimated using average market rates for deposits with similar average terms.

FHLB Long-term Advances

The fair values of fixed-rate advances are estimated using discounted cash flows, based on current incremental borrowing rates for similar types of borrowing arrangements. The carrying amount on variable rate advances approximates their fair value.

Commitments to Extend Credit

These financial instruments are generally not subject to sale, and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, is not considered material for disclosure.

PARENT COMPANY	12 Months Ended
Jun. 30, 2013
PARENT COMPANY [Abstract]
PARENT COMPANY
23.	PARENT COMPANY

Condensed financial information of WVS Financial Corp. is as follows:

CONDENSED BALANCE SHEET

	June 30,
	2013	2012

	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$2,052	$1,341
Investment in subsidiary bank	29,708	29,005
Other assets	80	73

TOTAL ASSETS	$31,840	$30,419

LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	$12	$6
Stockholders' equity	31,828	30,413

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$31,840	$30,419

CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2013	2012	2011

	(Dollars in Thousands)
INCOME
Investment and mortgage-backed securities	$2	$1	$-
Dividend from subsidiary	1,085	637	-
Interest-earning deposits with subsidiary bank	2	2	4

Total income	1,089	640	4

OTHER OPERATING EXPENSE	120	102	100

Income (loss) before equity in undistributed earnings of subsidiary	969	538	(96)
Equity in undistributed earnings of subsidiary	60	812	1,327

Income before income taxes	1,029	1,351	1,231
Income tax expense (benefit)	(51)	(51)	5

NET INCOME	$1,080	$1,402	$1,226

	Year Ended June 30,
	2013	2012	2011

	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$1,080	$1,402	$1,226
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary	(60)	(812)	(1,327)
Other, net	19	(5)	32

Net cash provided by (used for) operating activities	1,039	585	(69)

INVESTING ACTIVITIES
Available for sale:
Purchases of investment and mortgage-backed securities	(460)	(999)	-
Proceeds from repayments of investment and mortgage-backed securities	460	1,000	-
Purchases of certificates of deposit	-	(349)	-
Maturities of certificates of deposit	-	349	-

Net cash provided by investing activities	-	1	-

FINANCING ACTIVITIES
Cash dividends paid	(328)	(330)	(576)

Net cash used for financing activities	(328)	(330)	(576)

Increase (decrease) in cash and cash equivalents	711	256	(645)

CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	1,341	1,085	1,730

CASH AND CASH EQUIVALENTS END OF YEAR	$2,052	$1,341	$1,085

SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Jun. 30, 2013
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (unaudited)
24.	SELECTED QUARTERLY FINANCIAL DATA (unaudited)

	Three Months Ended
	September	December	March	June
	2012	2012	2013	2013

	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,617	$1,554	$1,370	$1,418
Total interest expense	372	365	331	339

Net interest income	1,245	1,189	1,039	1,079
Provision for (recovery of) loan losses	(24)	(25)	(24)	5

Net interest income after provision for (recovery of) loan losses	1,269	1,214	1,063	1,074

Total noninterest income	130	225	74	144
Total noninterest expense	933	913	868	857

Income before income taxes	466	526	269	361
Income taxes	81	201	130	130

Net income	$385	$325	$139	$231

Per share data:
Net income
Basic	$0.19	$0.16	$0.07	$0.10
Diluted	0.19	0.16	0.07	0.10
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930

	Three Months Ended
	September 2011	December 2011	March 2012	June 2012

	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,867	$1,643	$1,748	$1,795
Total interest expense	407	369	385	383

Net interest income	1,460	1,274	1,363	1,412
Provision for (recovery of) loan losses	(19)	(20)	(11)	(54)

Net interest income after provision for (recovery of) loan losses	1,479	1,294	1,374	1,466

Total noninterest income	101	18	101	129
Total noninterest expense	977	882	878	921

Income before income taxes	603	430	597	674
Income taxes	193	226	215	268

Net income	$410	$204	$382	$406

Per share data:
Net income
Basic	$0.20	$0.10	$0.19	$0.19
Diluted	0.20	0.10	0.19	0.19
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930

COMMON STOCK MARKET PRICE AND DIVIDEND INFORMATION

WVS Financial Corp.'s common stock is traded on the Nasdaq Global Market SM under the symbol "WVFC".

The following table sets forth the high and low market prices of a share of common stock, and cash dividends declared per share, for the periods indicated.

	Market Price		Cash Dividends Declared
Quarter Ended	High	Low
June 2013	$13.63	$10.25	$0.04
March 2013	11.00	8.48	0.04
December 2012	8.98	6.76	0.04
September 2012	8.86	6.82	0.04

June 2012	$8.42	$6.63	$0.04
March 2012	9.00	8.10	0.04
December 2011	10.51	8.03	0.04
September 2011	9.95	8.37	0.04

There were seven Nasdaq Market Makers in the Company's common stock as of June 30, 2013: Knight Execution & Clearing Services, LLC; UBS Securities LLC; Stifel Nicolaus & Co.; Credit Suisse Securities USA; Automated Trading Desk; Citadel Deriviatives Group LLC.; and Susquehanna Capital Securities.

According to the records of the Company's transfer agent, there were approximately 514 shareholders of record at August 30, 2013. This does not include any persons or entities who hold their stock in nominee or "street name" through various brokerage firms.

Dividends are subject to determination and declaration by the Board of Directors, which takes into account the Company's financial condition, statutory and regulatory restrictions, general economic condition and other factors.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of WVS and its wholly owned subsidiary, West View. All intercompany transactions have been eliminated in consolidation. The accounting and reporting policies of WVS and West View conform to U.S. generally accepted accounting principles. The Company's fiscal year-end for financial reporting is June 30. For regulatory and income tax reporting purposes, WVS reports on a December 31 calendar year basis.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the Consolidated Balance Sheet date and revenues and expenses for that period. Actual results could differ significantly from those estimates.

Investment and Mortgage-Backed Securities

Investment and Mortgage-Backed Securities

Investment and mortgage-backed securities are classified at the time of purchase as securities held to maturity or securities available for sale based on management's ability and intent. Investment and mortgage-backed securities acquired with the ability and intent to hold to maturity are stated at cost adjusted for amortization of premium and accretion of discount, which are computed using the level-yield method and recognized as adjustments of interest income. Amortization rates for mortgage-backed securities are periodically adjusted to reflect changes in the prepayment speeds of the underlying mortgages. Certain other investment and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders' equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method. Interest and dividends on investment and mortgage-backed securities are recognized as income when earned.

Common stock of the Federal Home Loan Bank (the "FHLB") represents ownership in an institution which is wholly owned by other financial institutions. This equity security is accounted for at cost and reported separately on the accompanying Consolidated Balance Sheet.

Management systematically evaluates investment securities for other-than-temporary declines in fair value on at least a quarterly basis. This analysis requires management to consider various factors, which include: (1) duration and magnitude of the decline in value; (2) the credit rating of the issuer or issuers; (3) structure of the security; and (4) the Company's intent to sell the security or whether it's more likely than not that the Company would be required to sell the security before its anticipated recovery in market value.

The Company retained an independent third party to assist it in the determination of a fair value for three of its four private-label collateralized mortgage obligations ("CMO's"). This valuation is meant to be a "Level Three" valuation as defined by ASC Topic 820, Fair Value Measurements and Disclosures. The valuation does not represent the actual terms or prices at which any party could purchase the securities. There is currently no active secondary market for private-label CMO's and there can be no assurance that any secondary market for private-label CMO's will develop. Of the one private-label CMO not evaluated by the independent third party, it has a balance of less than $115 thousand, and the Company decided that the possibility of an other-than-temporary impairment is remote. The Company believes that the private-label CMO portfolio had three other than temporary impairments at June 30, 2013.

The Company believes that the data and assumptions used to determine the fair values are reasonable. The fair value calculations reflect relevant facts and market conditions. Events and conditions occurring after the valuation date could have a material effect on the private-label CMO segment's fair value.

Net Loans Receivable

Net Loans Receivable

Net loans receivable are reported at their principal amount, net of the allowance for loan losses and deferred loan fees. Interest on mortgage, consumer, and commercial loans is recognized on the accrual method. The Company's general policy is to stop accruing interest on loans when, based upon relevant factors, the collection of principal or interest is doubtful, regardless of the contractual status. Interest received on nonaccrual loans is recorded as income or applied against principal according to management's judgment as to the collectability of such principal.

Loan origination and commitment fees, and all incremental direct loan origination costs, are deferred and recognized over the contractual remaining lives of the related loans on a level-yield basis.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management's periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

Impaired loans are commercial and commercial real estate loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of "impaired loans" is not the same as the definition of "nonaccrual loans," although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectability, while not classifying the loan as impaired if the loan is not a commercial or commercial real estate loan. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all circumstances surrounding the loan and the borrower, including the length of the delay, the borrower's prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Real Estate Owned

Real Estate Owned

Real estate owned acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell. Costs relating to development and improvement of the property are capitalized, whereas costs of holding such real estate are expensed as incurred. Valuation allowances for estimated losses are provided when the carrying value of the real estate acquired exceeds the fair value.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is principally computed on the straight-line method over the estimated useful lives of the related assets, which range from 3 to 10 years for furniture and equipment and 25 to 50 years for building premises. Leasehold improvements are amortized over the shorter of their estimated useful lives or their respective lease terms, which range from 7 to 15 years. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are computed based on the difference between the financial statement and the income tax basis of assets and liabilities using the enacted marginal tax rates. Deferred income taxes or benefits are based on the changes in the deferred tax asset or liability from period to period.

The Company files a consolidated federal income tax return. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which such items are expected to be realized or settled. As changes in tax rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Earnings Per Share

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share are calculated by dividing net income available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share are calculated by dividing net income available to common stockholders, adjusted for the effects of any dilutive securities, by the weighted-average number of common shares outstanding, adjusted for the effects of any dilutive securities.

Stock Options

Stock Options

The Company accounts for stock compensation based on the grant-date fair value of all share-based payment awards that are expected to vest, including employee share options to be recognized as employee compensation expense over the requisite service period.

The Company's 2008 Stock Incentive Plan (the "Plan") permits the grant of stock options or restricted shares to its directors and employees for up to 152,000 shares (up to 38,000 restricted shares may be issued). Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on five years of continuous service and have ten-year contractual terms.

During the periods ended June 30, 2013, 2012, and 2011, the Company recorded $20 thousand, $21 thousand, and $22 thousand, respectively, in compensation expense related to our share-based compensation awards. As of June 30, 2013, there was approximately $7 thousand of unrecognized compensation cost related to unvested share-based compensation awards granted in fiscal 2009. That cost is expected to be recognized over the next year.

For purposes of computing results, the Company estimated the fair values of stock options using the Black-Scholes option-pricing model. The model requires the use of subjective assumptions that can materially affect fair value estimates. The fair value of each option is amortized into compensation expense on a straight line basis between the grant date for the option and each vesting date. The fair value of each stock option granted was estimated using the following weighted-average assumptions:

Assumptions
Volatility	7.49% to 11.63%
Interest Rates	2.59% to 3.89%
Dividend Yields	3.94% to 4.02%
Weighted Average Life (in years)	10

The Company had 27,229, 51,502 and 70,550 non-vested stock options outstanding at June 30, 2013, 2012, and 2011, respectively.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company is required to present comprehensive income (loss) and its components in a full set of general-purpose financial statements for all periods presented. Other comprehensive income (loss) is composed exclusively of net unrealized holding gains (losses) on its available-for-sale securities portfolio, and the net non-credit component of other-than-temporary impairment on its held-to-maturity private-label CMO portfolio.

Cash Flow Information

Cash Flow Information

Cash and cash equivalents include cash and due from banks and interest-earning deposits with original maturities of 90 days or less. Cash flow from loans, deposits, and short-term borrowings are reported net.

Reclassification of Comparative Figures

Reclassification of Comparative Figures

Certain comparative amounts for prior years have been reclassified to conform to current-year presentations. Such reclassifications did not affect net income or stockholders' equity.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In April 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-07, Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting. The amendments in this Update are being issued to clarify when an entity should apply the liquidation basis of accounting. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The amendments require an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. Liquidation is imminent when the likelihood is remote that the entity will return from liquidation and either (a) a plan for liquidation is approved by the person or persons with the authority to make such a plan effective and the likelihood is remote that the execution of the plan will be blocked by other parties or (b) a plan for liquidation is being imposed by other forces (for example, involuntary bankruptcy). If a plan for liquidation was specified in the entity's governing documents from the entity's inception (for example, limited-life entities), the entity should apply the liquidation basis of accounting only if the approved plan for liquidation differs from the plan for liquidation that was specified at the entity's inception. The amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. Early adoption is permitted. Entities that use the liquidation basis of accounting as of the effective date in accordance with other Topics (for example, terminating employee benefit plans) are not required to apply the amendments. Instead, those entities should continue to apply the guidance in those other Topics until they have completed liquidation.

In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The amendments in this Update affect the scope, measurement, and disclosure requirements for investment companies under U.S. GAAP. The amendments do all of the following: 1. Change the approach to the investment company assessment in Topic 946, clarify the characteristics of an investment company, and provide comprehensive guidance for assessing whether an entity is an investment Company. 2. Require an investment company to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. 3. Require the following additional disclosures: (a) the fact that the entity is an investment company and is applying the guidance in Topic 946, (b) information about changes, if any, in an entity's status as an investment company, and (c) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The amendments in this Update are effective for an entity's interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited.

In July 2013, the FASB issued ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes. The amendments in this Update permit the Fed Funds Effective Swap Rate (OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to UST and LIBOR. The amendments also remove the restriction on using different benchmark rates for similar hedges. The amendments are effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This Update applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. For nonpublic entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Fair Value of Stock Options Using Black-Scholes Model

Assumptions
Volatility	7.49% to 11.63%
Interest Rates	2.59% to 3.89%
Dividend Yields	3.94% to 4.02%
Weighted Average Life (in years)	10

EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2013
EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Earnings Per Share

	2013	2012	2011

Weighted-average common shares issued	3,805,636	3,805,636	3,805,636

Average treasury stock shares	(1,747,706)	(1,747,706)	(1,747,706)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,057,930	2,057,930	2,057,930

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	-	-	-

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,057,930	2,057,930	2,057,930

INVESTMENT SECURITIES (Tables)	12 Months Ended
Jun. 30, 2013
INVESTMENT SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Investments

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2013
AVAILABLE FOR SALE
Corporate debt securities	$73,349	$223	$(107)	$73,465
Foreign debt securities [1]	3,718	8	(5)	3,721

Total	$77,067	$231	$(112)	$77,186

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2013
HELD TO MATURITY
U.S. government agency securities	$9,995	$-	$(328)	$9,667
Corporate debt securities	14,425	853	-	15,278
Foreign debt securities [1]	2,000	11	-	2,011

Total	$26,420	$864	$(328)	$26,956

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2012
AVAILABLE FOR SALE
Corporate debt securities	$55,965	$116	$(129)	$55,952
Foreign debt securities [1]	1,671	-	(3)	1,668

Total	$57,636	$116	$(132)	$57,620

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2012
HELD TO MATURITY
U.S. government agency securities	$57,588	$131	$(4)	$57,715
Corporate debt securities	22,810	1,442	-	24,252
Foreign debt securities [1]	2,002	90	-	2,092

Total	$82,400	$1,663	$(4)	$84,059

Schedule of Investments by Contractual Maturity

	Due in	Due after	Due after	Due after	Due after
	one year	one through	two through	three through	five through	Due after
	or less	two years	three years	five years	ten years	ten years	Total
	(Dollars in Thousands)

AVAILABLE FOR SALE
Amortized cost	$47,369	$13,689	$14,014	$1,005	$990	$-	$77,067
Fair value	47,486	13,764	13,965	998	973	-	77,186
HELD TO MATURITY
Amortized cost	$10,890	$999	$-	$3,400	$1,136	$9,995	$26,420
Fair value	11,052	1,089	-	3,808	1,340	9,667	26,956

MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2013
MORTGAGE-BACKED SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(Dollars in Thousands)
2013
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$135,621	$368	$(256)	$135,733
Private-label	3,647	621	(3)	4,265

Total	$139,268	$989	$(259)	$139,998

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(Dollars in Thousands)
2012
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$69,146	$99	$(24)	$69,221
Private-label	9,940	740	(88)	10,592

Total	$79,086	$839	$(112)	$79,813

Schedule of Mortgage-Backed Securities by Contractual Maturity

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)

HELD TO MATURITY
Amortized cost	$-	$-	$47	$139,221	$139,268
Fair value	-	-	47	139,951	139,998
Weighted average yield	-%	-%	1.41%	1.21%	1.21%

ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total

	(Dollars in Thousands - net of tax)

Balance - June 30, 2010	$84	$(2,322)	$(2,238)
Other comprehensive income (loss) before reclassifications	(86)	497	411
Net current-period other comprehensive income (loss)	(86)	497	411

Balance - June 30, 2011	(2)	(1,825)	(1,827)
Other comprehensive income (loss) before reclassifications	(6)	565	559
Amounts reclassified from accumulated other comprehensive income	(3)	(114)	(117)

Net current-period other comprehensive income (loss)	(9)	451	442

Balance - June 30, 2012	(11)	(1,374)	(1,385)
Other comprehensive income before reclassifications	119	549	668
Amounts reclassified from accumulated other comprehensive income (loss)	(30)	5	(25)

Net current-period other comprehensive income	89	554	643

Balance - June 30, 2013	$78	$(820)	$(742)

Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income

	Amount Reclassified from Accumulated Other Comprehensive Income
Details About Accumulated Other Comprehensive Income Components:	2013	2012	2011	Affected Line Item in the Statement Where Net Income is Presented

	(Dollars in Thousands)

Unrealized gains and losses on available-for-sale securities	$(46)	$(4)	$-	Investment security gains

	(46)	(4)	-	Total before tax
	(16)	(1)	-	Income tax expense

	(30)	(3)	-	Net of tax

Unrealized gains and losses on held-to-maturity securities	8	(172)		Gains recognized in comprehensive income

	8	(172)	-	Total before tax
	3	(58)	-	Income tax expense (benefit)

	5	(114)	-	Net of tax

Total reclassifications for the period	$(25)	$(117)	$-	Net of tax

UNREALIZED LOSSES ON SECURITIES (Tables)	12 Months Ended
Jun. 30, 2013
UNREALIZED LOSSES ON SECURITIES [Abstract]
Schedule of Gross Unrealized Losses and Fair Value

	2013
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)

U.S. government agencies securities	$9,667	$(328)	$-	$-	$-	$-	$9,667	$(328)
Corporate debt securities	15,042	(78)	2,322	(29)	-	-	17,364	(107)
Foreign debt securities [1]	-	-	518	(5)	-	-	518	(5)
Collateralized mortgage obligations:
Agency	49,176	(235)	782	(13)	4,900	(8)	54,858	(256)
Private-label	-	-	-	-	109	(3)	109	(3)

Total	$73,885	$(641)	$3,622	$(47)	$5,009	$(11)	$82,516	$(699)

	2012
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(Dollars in Thousands)

U.S. government agencies securities	$7,725	$(2)	$-	$-	$357	$(2)	$8,082	$(4)
Corporate debt securities	17,670	(61)	2,001	(68)	-	-	19,671	(129)
Foreign debt securities [1]	1,093	(2)	575	(1)	-	-	1,668	(3)
Collateralized mortgage obligations:
Agency	11,279	(12)	272	(1)	11,260	(11)	22,811	(24)
Private-label	624	(4)	-	-	3,838	(84)	4,462	(88)

Total	$38,391	$(81)	$2,848	$(70)	$15,455	$(97)	$56,694	$(248)

Schedule of Changes in the Credit Loss

	Twelve Months Ended June 30,
	2013	2012
	(Dollars in Thousands)

Beginning balance	$324	$194
Initial credit impairment	-	24
Subsequent credit impairment	12	106
Reductions for amounts recognized in earnings due to intent or requirement to sell	-	-
Reductions for securities sold	-	-
Reduction for actual realized losses	(20)	-
Reduction for increase in cash flows expected to be collected	-	-

Ending Balance	$316	$324

NET LOANS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2013
NET LOANS RECEIVABLE [Abstract]
Schedule of Primary Segments of Loan Portfolio

	June 30, 2013			June 30, 2012
	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment	Total Loans	Individually evaluated for impairment	Collectively evaluated for impairment

	(Dollars in Thousands)

First mortgage loans:
1 - 4 family dwellings	$13,611	$-	$13,611	$13,514	$-	$13,514
Construction	2,546	701	1,845	4,997	701	4,296
Land acquisition & development	1,407	280	1,127	2,029	-	2,029
Multi-family dwellings	2,780	-	2,780	5,083	-	5,083
Commercial	5,787	-	5,787	7,623	-	7,623

Consumer Loans
Home equity	1,085	-	1,085	1,402	-	1,402
Home equity lines of credit	2,056	150	1,906	2,188	150	2,038
Other	180	-	180	286	-	286

Commercial Loans	1,890	-	1,890	2,222	-	2,222

Obligations (other than securities and leases) of states and political subdivisions	500	-	500	500	-	500

	$31,842	$1,131	$30,711	$39,844	$851	$38,993

Less: Deferred loan fees	(4)			(26)
Allowance for loan losses	(307)			(385)

Total	$31,531			$39,433

Schedule of Impaired Loans

	June 30,	June 30,
	2013	2012
	(Dollars in Thousands)

Impaired loans with an allocated allowance:
Construction loans	$701	$701
Impaired loans without an allocated allowance:
Construction loans	-	-
Land Acquisition & development loans	280	-
Home equity lines of credit	150	150

Total impaired loans	$1,131	$851

Allocated allowance on impaired loans:
Construction loans	$107	$105

Average impaired loans:
Construction loans	$701	$1,020
Land Acquisition & development loans	290	-
Home equity lines of credit	150	501

Total	$1,141	$1,521

Income recognized on impaired loans:
Construction loans	$-	$-
Land Acquisition & development loans	36	-
Home equity lines of credit	6	6

Total	$42	$6

Schedule of Nonaccrual Loans

	June 30, 2013	June 30, 2012
	(Dollars in Thousands)

Principal outstanding:
1 - 4 family dwellings	$477	$363
Construction	701	701
Land acquisition & development	280	290
Home equity lines of credit	150	150

Total	$1,608	$1,504

Average nonaccrual loans:
1 - 4 family dwellings	$532	$364
Construction	802	1,020
Land acquisition & development	290	449
Home equity lines of credit	150	346

Total	$1,774	$2,179

Income that would have been recognized	$118	$116
Interest income recognized	95	115

Interest income foregone	$59	$101

Schedule of Recorded Investment and Number of Modifications for Modified Loans

June 30, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

(Dollars in Thousands)

Troubled debt restructurings
Home equity lines of credit	-	$-	$-

Troubled debt restructurings that subsequently defaulted
Home equity lines of credit	-	$-	$-

June 30, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

(Dollars in Thousands)

Troubled debt restructurings
Home equity lines of credit	1	$150	$150

Troubled debt restructurings that subsequently defaulted
Home equity lines of credit	-	$-	$-

Schedule of Loans by Aging Categories

	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2013
First mortgage loans:
1 - 4 family dwellings	$13,089	$45	$-	$-	$477	$522	$13,611
Construction	1,845	-	-	-	701	701	2,546
Land acquisition & development	1,127	-	-	-	280	280	1,407
Multi-family dwellings	2,780	-	-	-	-	-	2,780
Commercial	5,787	-	-	-	-	-	5,787

Consumer Loans
Home equity	1,085	-	-	-	-	-	1,085
Home equity lines of credit	1,906	-	-	-	150	150	2,056
Other	180	-	-	-	-	-	180

Commercial Loans	1,884	6	-	-	-	6	1,890

Obligations (other than securities and leases) of states and political subdivisions	500	-	-	-	-	-	500

	$30,183	$51	$-	$-	$1,608	$1,659	31,842

Less: Deferred loan fees							(4)
Allowance for loan loss							(307)

Net Loans Receivable							$31,531

	Current	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days + Past Due Accruing	90 Days + Past Due Non-accrual	Total Past Due	Total Loans

	(Dollars in Thousands)
June 30, 2012
First mortgage loans:
1 - 4 family dwellings	$13,151	$-	$-	$-	$363	$363	$13,514
Construction	4,296	-	-	-	701	701	4,997
Land acquisition & development	1,739	-	-	-	290	290	2,029
Multi-family dwellings	5,083	-	-	-	-	-	5,083
Commercial	7,623	-	-	-	-	-	7,623

Consumer Loans
Home equity	1,402	-	-	-	-	-	1,402
Home equity lines of credit	2,038	-	-	-	150	150	2,188
Other	286	-	-	-	-	-	286

Commercial Loans	2,219	-	3	-	-	3	2,222

Obligations (other than securities and leases) of states and political subdivisions	500	-	-	-	-	-	500

	$38,337	$-	$3	$-	$1,504	$1,507	39,844

Less: Deferred loan fees							(26)
Allowance for loan loss							(385)

Net Loans Receivable							$39,433

Schedule of Loans by Internal Classification

	June 30, 2013
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions

	(Dollars in Thousands)

Pass	$1,845	$1,127	$2,780	$5,787	$1,889	$500
Special Mention	-	-	-	-	-	-
Substandard	701	280	-	-	1	-
Doubtful	-	-	-	-	-	-

Ending Balance	$2,546	$1,407	$2,780	$5,787	$1,890	$500

	June 30, 2012
	Construction	Land Acquisition & Development Loans	Multi-family Residential	Commercial Real Estate	Commercial	Obligations (other than securities and leases) of States and Political Subdivisions

	(Dollars in Thousands)

Pass	$4,296	$1,739	$5,083	$7,623	$2,219	$500
Special Mention	-	-	-	-	-	-
Substandard	701	290	-	-	-	-
Doubtful	-	-	-	-	3	-

Ending Balance	$4,997	$2,029	$5,083	$7,623	$2,222	$500

Schedule of Performing and Non-Performing Loans

	June 30, 2013
	1 - 4 Family	Consumer

	(Dollars in Thousands)

Performing	$13,134	$3,171
Non-performing	477	150

Total	$13,611	$3,321

	June 30, 2012
	1 - 4 Family	Consumer

	(Dollars in Thousands)

Performing	$13,151	$3,726
Non-performing	363	150

Total	$13,514	$3,876

ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Jun. 30, 2013
ALLOWANCE FOR LOAN LOSSES [Abstract]
Schedule of Changes in the Allowance for Loan Losses

	2013	2012	2011
	(Dollars in Thousands)
Balance, July 1	$385	$630	$645
Add:
Provision for loan losses	(68)	(104)	(15)
Less:
Loans charged off	10	141	-

Balance, June 30	$307	$385	$630

Schedule of Primary Segments of Allowance for Loan Losses

	As of June 30, 2013
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2012	$73	$122	$21	$26	$76	$53	$14	$385
Charge-offs	-	-	(10)	-	-	-	-	(10)
Recoveries	-	-	-	-	-	-	-	-
Provisions	(26)	(5)	(3)	(12)	(19)	-	(3)	(68)

Ending ALLL Balance at June 30, 2013	$47	$117	$8	$14	$57	$53	$11	$307

Individually evaluated for impairment	$-	$107	$-	$-	$-	$-	$-	$107
Collectively evaluated for impairment	47	10	8	14	57	53	11	200

	$47	$117	$8	$14	$57	$53	$11	$307

	As of June 30, 2012
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2011	$87	$243	$55	$27	$79	$85	$54	$630
Charge-offs	-	(141)	-	-	-	-	-	(141)
Recoveries	-	-	-	-	-	-	-	-
Provisions	(14)	20	(34)	(1)	(3)	(32)	(40)	(104)

Ending ALLL Balance at June 30, 2012	$73	$122	$21	$26	$76	$53	$14	$385

Individually evaluated for impairment	$-	$105	$-	$-	$-	$-	$-	$105
Collectively evaluated for impairment	73	17	21	26	76	53	14	280

	$73	$122	$21	$26	$76	$53	$14	$385

ACCRUED INTEREST RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2013
ACCRUED INTEREST RECEIVABLE [Abstract]
Schedule of Accrued Interest Receivable

	2013	2012
	(Dollars in Thousands)

Investment and mortgage-backed securities	$1,256	$1,440
Loans receivable	115	181

Total	$1,371	$1,621

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2013
PREMISES AND EQUIPMENT [Abstract]
Schedule of Premises and Equipment

	2013	2012
	(Dollars in Thousands)

Land and improvements	$246	$246
Buildings and improvements	2,142	2,064
Furniture, fixtures, and equipment	998	955

	3,386	3,265
Less accumulated depreciation	2,772	2,682

Total	$614	$583

DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2013
DEPOSITS [Abstract]
Schedule of Retail Deposit Accounts

	2013		2012
		Percent of		Percent of
	Amount	Portfolio	Amount	Portfolio

	(Dollars in Thousands)

Non-interest earning checking	$14,911	10.6%	$15,642	11.0%
Interest-earning checking	20,654	14.7	20,834	14.6
Savings accounts	41,808	29.8	39,770	28.0
Money market accounts	23,772	16.9	23,837	16.8
Savings certificates	38,829	27.6	41,508	29.2
Advance payments by borrowers for taxes and insurance	550	0.4	582	0.4

Total	$140,524	100.0%	$142,173	100.0%

Schedule of Maturities of Retail and Wholesale Savings Certificates

(Dollars in Thousands)
Within one year	$29,231
Beyond one year but within two years	4,998
Beyond two years but within three years	1,854
Beyond three years but within four years	1,661
Beyond four years but within five years	853
Beyond five years	232

Total	$38,829

Schedule of Interest Expense by Deposit Category

	2013	2012	2011
	(Dollars in Thousands)

Interest-earning checking	$5	$8	$8
Savings accounts	39	61	76
Money market accounts	28	42	58
Savings certificates	303	425	768
Advance payments by borrowers for taxes and insurance	3	7	8

Total	$378	$543	$918

FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Jun. 30, 2013
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances

			Weighted-	Stated interest
	Maturity range		average	rate range
Description	from	to	interest rate [1]	from	to	2013	2012
						(Dollars in Thousands)

Convertible	04/23/14	07/27/17	4.72%	4.26%	5.41%	$17,500	$17,500

Total						$17,500	$17,500

Maturities of Federal Home Loan Bank Long-Term Advances

Maturing During Fiscal Year Ended June 30:	Amount	Weighted- Average Interest Rate
	(Dollars in Thousands)

2014	$5,000	5.41%
2015	-	-
2016	2,500	5.16
2017	-	-
2018 and thereafter	10,000	4.26

Total	$17,500	4.72%

Schedule of Federal Home Loan Bank Short-Term Advances

	2013	2012
	(Dollars in Thousands)

FHLB revolving and short-term advances:
Ending balance	$96,712	$79,270
Average balance during the year	81,995	61,515
Maximum month-end balance during the year	105,438	106,795
Average interest rate during the year	0.23%	0.21%
Weighted-average rate at year-end	0.23%	0.22%

OTHER BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2013
OTHER BORROWINGS [Abstract]
Schedule of Other Short-Term Borrowings

OTHER SHORT-TERM BORROWINGS

	2013	2012
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	-	90
Maximum month-end balance during the year	-	-
Average interest rate during the year	-%	0.35%
Weighted-average rate at year-end	-%	-%

FEDERAL RESERVE BANK SHORT-TERM BORROWINGS

	2013	2012
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	-	4
Maximum month-end balance during the year	-	-
Average interest rate during the year	-%	0.75%
Weighted-average rate at year-end	-%	-%

REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2013
REGULATORY CAPITAL [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

	June 30, 2013
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,926	20.24%	$30,807	19.33%
To Be Well Capitalized	16,266	10.0	15,936	10.0
For Capital Adequacy Purposes	13,013	8.0	12,749	8.0

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,570	20.02%	$30,451	19.11%
To Be Well Capitalized	9,759	6.0	9,562	6.0
For Capital Adequacy Purposes	6,506	4.0	6,374	4.0

Tier I Capital (to Average Total Assets)

Actual	$32,570	11.88%	$30,451	11.11%
To Be Well Capitalized	13,712	5.0	13,707	5.0
For Capital Adequacy Purposes	10,970	4.0	10,966	4.0

	June 30, 2012
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,211	20.69%	$30,803	19.80%
To Be Well Capitalized	15,566	10.00	15,559	10.00
For Capital Adequacy Purposes	12,405	8.00	12,447	8.00

Tier I Capital (to Risk-Weighted Assets)

Actual	$31,798	20.43%	$30,390	19.53%
To Be Well Capitalized	9,339	6.00	9,335	6.00
For Capital Adequacy Purposes	6,202	4.00	6,224	4.00

Tier I Capital (to Average Total Assets)

Actual	$31,798	11.14%	$30,390	10.67%
To Be Well Capitalized	14,272	5.00	14,244	5.00
For Capital Adequacy Purposes	11,418	4.00	11,395	4.00

STOCK BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2013
STOCK BENEFIT PLANS [Abstract]
Schedule of Information Related to Outstanding Options

	Officers' and		Weighted-
	Employees'	Directors'	Average
	Stock	Stock	Exercise
	Options	Options	Price

Outstanding, June 30, 2010	87,019	38,108	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	303

Outstanding, June 30, 2011	87,019	37,805	$16.20

Granted	-	-
Exercised	-	-
Forfeited	-	305

Outstanding, June 30, 2012	87,019	37,500	$16.20

Granted	-	-
Exercised	-	-
Forfeited	10,000	-

Outstanding, June 30, 2013	77,019	37,500	$16.20

Exercisable at year-end	57,290	30,000	$16.20

Available for future grant	36,981	500

INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
Schedule of Provision for Income Taxes

	2013	2012	2011
	(Dollars in Thousands)
Currently payable:
Federal	$284	$575	$59
State	6	76	134

	290	651	193
Deferred	252	251	269

Total	$542	$902	$462

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

	2013	2012	2011

	(Dollars in Thousands)
Net unrealized gain on securities available for sale	$(47)	$4	$44
Net non-credit losses on securities with OTTI	(285)	(232)	(256)

	$(332)	$(228)	$(212)

Schedule of Deferred Tax Assets and Liabilities

	2013	2012
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$108	$131
Deferred compensation	87	91
Reserve for uncollected interest	62	62
Reserve for off-balance sheet commitments	17	10
OTTI other impairment	423	708
OTTI credit impairment	115	111
Net unrealized loss on securities available for sale	-	6
Other	82	50

Total gross deferred tax assets	894	1,169

Deferred tax liabilities:
Net unrealized gain on securities available for sale	41	-
Deferred origination fees, net	81	94
Depreciation reserve	23	27
Other	1	1

Total gross deferred tax liabilities	146	122

Net deferred tax assets	$748	$1,047

Schedule of Reconciliation of Income Taxes

	2013		2012		2011
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

	(Dollars in Thousands)

Provision at statutory rate	$551	34.0%	$783	34.0%	$574	34.0%
State income tax, net of federal tax benefit	4	0.2	50	2.2	88	5.2
Tax exempt income	(2)	(0.1)	(31)	(1.3)	(72)	(4.3)
Other, net	(11)	(0.7)	100	4.3	(128)	(7.5)

Actual tax expense and effective rate	$542	33.4%	$902	39.1%	$462	27.4%

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Assets Measured at Fair Value on a Recurring Basis

	June 30, 2013
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities - available for sale:
Corporate securities	$-	$73,465	$-	$73,465
Foreign debt securities (1)	-	3,721	-	3,721

	$-	$77,186	$-	$77,186

	June 30, 2012
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities - available for sale:
Corporate securities	$-	$55,952	$-	$55,952
Foreign debt securities (1)	-	1,668	-	1,668

	$-	$57,620	$-	$57,620

(1)	U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.

Assets Measured at Fair Value on a Nonrecurring Basis

	June 30, 2013
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$1,024	$1,024

Total	$-	$-	$1,024	$1,024

	June 30, 2012
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a non-recurring basis:
Impaired loans	$-	$-	$746	$746
Real estate owned	-	-	235	235

Total	$-	$-	$981	$981

Schedule of Significant Observable Inputs

	Fair Value at		Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
	June 30, 2013	June 30, 2012

	(Dollars in Thousands)
Impaired loans	$1,024	$746	Appraisal of collateral	Discounted appraisal	1.0% to 15.0%
Real estate owned	$-	$235	Appraisal of collateral	Estimated costs to sell	20%

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

	June 30, 2013
	Carrying	Fair
	Amount	Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$1,927	$1,927	$1,927	$-	$-
Certificates of deposit	598	598	598	-	-
Investment securities - available for sale	77,186	77,186	-	77,186	-
Investment securities - held to maturity	26,420	26,956	-	26,956	-
Mortgage-backed securities - held to maturity:
Agency	135,621	135,733	-	135,733	-
Private-label	3,647	4,265	-	109	4,156
Net loans receivable	31,531	33,194	-	-	33,194
Accrued interest receivable	1,371	1,371	1,371	-	-
FHLB stock	5,682	5,682	5,682	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$14,911	$14,911	$14,911	$-	$-
NOW accounts	20,654	20,654	20,654	-	-
Savings accounts	41,808	41,808	41,808	-	-
Money market accounts	23,772	23,772	23,772	-	-
Certificates of deposit	38,829	38,885	-	-	38,885
Advance payments by borrowers for taxes and insurance	550	550	550	-	-
FHLB long-term advances	17,500	18,525	-	-	18,525
FHLB short-term advances	96,712	96,712	96,712	-	-
Accrued interest payable	210	210	210	-	-

	June 30, 2012
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)

FINANCIAL ASSETS
Cash and cash equivalents	$2,506	$2,506	$2,506	$-	$-
Certificates of deposit	846	846	846	-	-
Investment securities - available for sale	57,620	57,620	-	57,620	-
Investment securities - held to maturity	82,400	84,059	-	84,059	-
Mortgage-backed securities - held to maturity:					-
Agency	69,146	69,221	-	69,221	-
Private-label	9,940	10,592	-	1,148	9,444
Net loans receivable	39,443	43,942	-	-	43,942
Accrued interest receivable	1,621	1,621	1,621	-	-
FHLB stock	7,595	7,595	7,595	-	-

FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$15,642	$15,642	$15,642	$-	$-
NOW accounts	20,834	20,834	20,834	-	-
Savings accounts	39,770	39,770	39,770	-	-
Money market accounts	23,837	23,837	23,837	-	-
Certificates of deposit	41,508	41,805	-	-	41,805
Advance payments by borrowers for taxes and insurance	582	582	582	-	-
FHLB long-term advances	17,500	19,187	-	-	19,187
FHLB short-term advances	79,270	79,270	79,270	-	-
Accrued interest payable	257	257	257	-	-

PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2013
PARENT COMPANY [Abstract]
Condensed Balance Sheet

	June 30,
	2013	2012

	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$2,052	$1,341
Investment in subsidiary bank	29,708	29,005
Other assets	80	73

TOTAL ASSETS	$31,840	$30,419

LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	$12	$6
Stockholders' equity	31,828	30,413

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$31,840	$30,419

Condensed Statement of Income

	Year Ended June 30,
	2013	2012	2011

	(Dollars in Thousands)
INCOME
Investment and mortgage-backed securities	$2	$1	$-
Dividend from subsidiary	1,085	637	-
Interest-earning deposits with subsidiary bank	2	2	4

Total income	1,089	640	4

OTHER OPERATING EXPENSE	120	102	100

Income (loss) before equity in undistributed earnings of subsidiary	969	538	(96)
Equity in undistributed earnings of subsidiary	60	812	1,327

Income before income taxes	1,029	1,351	1,231
Income tax expense (benefit)	(51)	(51)	5

NET INCOME	$1,080	$1,402	$1,226

Condensed Statement of Cash Flows

	Year Ended June 30,
	2013	2012	2011

	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$1,080	$1,402	$1,226
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary	(60)	(812)	(1,327)
Other, net	19	(5)	32

Net cash provided by (used for) operating activities	1,039	585	(69)

INVESTING ACTIVITIES
Available for sale:
Purchases of investment and mortgage-backed securities	(460)	(999)	-
Proceeds from repayments of investment and mortgage-backed securities	460	1,000	-
Purchases of certificates of deposit	-	(349)	-
Maturities of certificates of deposit	-	349	-

Net cash provided by investing activities	-	1	-

FINANCING ACTIVITIES
Cash dividends paid	(328)	(330)	(576)

Net cash used for financing activities	(328)	(330)	(576)

Increase (decrease) in cash and cash equivalents	711	256	(645)

CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	1,341	1,085	1,730

CASH AND CASH EQUIVALENTS END OF YEAR	$2,052	$1,341	$1,085

SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Jun. 30, 2013
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Schedule of Selected Quarterly Financial Data

	Three Months Ended
	September	December	March	June
	2012	2012	2013	2013

	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,617	$1,554	$1,370	$1,418
Total interest expense	372	365	331	339

Net interest income	1,245	1,189	1,039	1,079
Provision for (recovery of) loan losses	(24)	(25)	(24)	5

Net interest income after provision for (recovery of) loan losses	1,269	1,214	1,063	1,074

Total noninterest income	130	225	74	144
Total noninterest expense	933	913	868	857

Income before income taxes	466	526	269	361
Income taxes	81	201	130	130

Net income	$385	$325	$139	$231

Per share data:
Net income
Basic	$0.19	$0.16	$0.07	$0.10
Diluted	0.19	0.16	0.07	0.10
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930

	Three Months Ended
	September 2011	December 2011	March 2012	June 2012

	(Dollars in Thousands, except per share data)

Total interest and dividend income	$1,867	$1,643	$1,748	$1,795
Total interest expense	407	369	385	383

Net interest income	1,460	1,274	1,363	1,412
Provision for (recovery of) loan losses	(19)	(20)	(11)	(54)

Net interest income after provision for (recovery of) loan losses	1,479	1,294	1,374	1,466

Total noninterest income	101	18	101	129
Total noninterest expense	977	882	878	921

Income before income taxes	603	430	597	674
Income taxes	193	226	215	268

Net income	$410	$204	$382	$406

Per share data:
Net income
Basic	$0.20	$0.10	$0.19	$0.19
Diluted	0.20	0.10	0.19	0.19
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930

Schedule of Quarterly Common Stock Market Price and Dividend Information

	Market Price		Cash Dividends Declared
Quarter Ended	High	Low
June 2013	$13.63	$10.25	$0.04
March 2013	11.00	8.48	0.04
December 2012	8.98	6.76	0.04
September 2012	8.86	6.82	0.04

June 2012	$8.42	$6.63	$0.04
March 2012	9.00	8.10	0.04
December 2011	10.51	8.03	0.04
September 2011	9.95	8.37	0.04

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended						12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Jun. 30, 2011 Employee Stock Option [Member]	Jun. 30, 2010 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member] Minimum [Member]	Jun. 30, 2013 Employee Stock Option [Member] Maximum [Member]	Jun. 30, 2013 Nonvested Stock Options [Member]	Jun. 30, 2012 Nonvested Stock Options [Member]	Jun. 30, 2011 Nonvested Stock Options [Member]	Jun. 30, 2013 Restricted Shares [Member]	Jun. 30, 2013 Furniture and Equipment [Member]	Jun. 30, 2013 Building Premises [Member]	Jun. 30, 2013 Leasehold Improvements [Member]	Jun. 30, 2013 West View Savings Bank [Member]
Organization
Interest in subsidiary																	100.00%
Minimum balance of CMO for third party evaluation	$ 115
Premises and Equipment
Estimated useful life, minimum														3 years	25 years	7 years
Estimated useful life, maximum														10 years	50 years	15 years
Stock Options
Maximum stock options or restricted shares authorized				152,000									38,000
Vesting period				5 years
Contractual term				10 years
Share-based compensation expense	20	21	22
Unrecognized compensation cost	$ 7
Period over which unrecognized compensation cost will be recognized	1 year
Assumptions
Volatility, minimum				7.49%
Volatility, maximum				11.63%
Interest Rates, minimum				2.59%
Interest Rates, maximum				3.89%
Dividend Yields								3.94%	4.02%
Weighted Average Life (in years)				10 years
Stock options outstanding, shares				77,019	87,019	87,019	87,019			27,229	51,502	70,550

EARNINGS PER SHARE (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
EARNINGS PER SHARE [Abstract]
Weighted-average common shares issued									3,805,636	3,805,636	3,805,636
Average treasury stock shares									(1,747,706)	(1,747,706)	(1,747,706)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930
Additional common stock equivalents (stock options) used to calculate diluted earnings per share
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities									114,519	124,519	124,824
Exercise price									16.2	16.2
Minimum exercise price											15.77
Maximum exercise price											16.2

INVESTMENT SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
INVESTMENT SECURITIES [Abstract]
Realized investment security gains	$ 46	$ 4
Proceeds from sales of investment securities	6,825	2,102
Investment securities pledged, amortized costs		27,845
Investment securities pledged		27,891
Investment securities pledged, excess collateral amount		$ 18,993

INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
AVAILABLE FOR SALE
Amortized Cost	$ 77,067		$ 57,636
Gross Unrealized Gains	231		116
Gross Unrealized Losses	(112)		(132)
Fair Value	77,186		57,620
HELD TO MATURITY
Amortized Cost	26,420		82,400
Gross Unrealized Gains	864		1,663
Gross Unrealized Losses	(328)		(4)
Total	26,956		84,059
U.S. Government Agency Securities [Member]
HELD TO MATURITY
Amortized Cost	9,995		57,588
Gross Unrealized Gains			131
Gross Unrealized Losses	(328)		(4)
Total	9,667		57,715
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	73,349		55,965
Gross Unrealized Gains	223		116
Gross Unrealized Losses	(107)		(129)
Fair Value	73,465		55,952
HELD TO MATURITY
Amortized Cost	14,425		22,810
Gross Unrealized Gains	853		1,442
Gross Unrealized Losses
Total	15,278		24,252
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	3,718	[1]	1,671	[1]
Gross Unrealized Gains	8	[1]		[1]
Gross Unrealized Losses	(5)	[1]	(3)	[1]
Fair Value	3,721	[1]	1,668	[1]
HELD TO MATURITY
Amortized Cost	2,000	[1]	2,002	[1]
Gross Unrealized Gains	11	[1]	90	[1]
Gross Unrealized Losses		[1]		[1]
Total	2,011	[1]	2,092	[1]
Obligations of States and Political Subdivisions [Member]
HELD TO MATURITY
Amortized Cost
Gross Unrealized Gains
Gross Unrealized Losses
Total

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 47,369
Due after one through two years	13,689
Due after two through three years	14,014
Due after three through five years	1,005
Due after five through ten years	990
Due after ten years
Total	77,067
AVAILABLE FOR SALE, Fair value
Due in one year or less	47,486
Due after one through two years	13,764
Due after two through three years	13,965
Due after three through five years	998
Due after five through ten years	973
Due after ten years
Total	77,186
HELD TO MATURITY, Amortized cost
Due in one year or less	10,890
Due after one through two years	999
Due after two through three years
Due after three through five years	3,400
Due after five through ten years	1,136
Due after ten years	9,995
Total	26,420	82,400
HELD TO MATURITY, Fair value
Due in one year or less	11,052
Due after one through two years	1,089
Due after two through three years
Due after three through five years	3,808
Due after five through ten years	1,340
Due after ten years	9,667
Total	$ 26,956	$ 84,059

MORTGAGE-BACKED SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 26,420	$ 82,400
Purchases of mortgage-backed securities	135,304	57,386	17,757
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	831	855	752
Minimum balance of CMO for third party evaluation	115
Credit impairment charge on private-label CMO	12	131
Non-credit unrealized holding loss (net of income tax effect)		114
Other-than-temporary impairment on securities held to maturity, income tax effect		(58)
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	139,268	79,086
Increase in mortgage-backed securities	60,300
MBS comprised of adjustable or floating rate investments	139,300	79,000
Percent of MBS comprised of adjustable or floating rate investments	100.00%	100.00%
Mortgage-backed securities pledged as collateral	123,700	66,972
Mortgage-backed securities pledged as collateral, fair value	123,800	67,043
Mortgage-backed securities pledged as collateral, excess fair value	20,900
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	135,621	69,146
Proceeds from repayments mortgage-backed securities	68,900	36,100
Purchases of mortgage-backed securities	135,300	57,400
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	3,647	9,940
Proceeds from repayments mortgage-backed securities	$ 7,100	$ 13,400

MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
HELD TO MATURITY
Amortized Cost	$ 26,420	$ 82,400
Gross Unrealized Gains	864	1,663
Gross Unrealized Losses	(328)	(4)
Total	26,956	84,059
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	139,268	79,086
Gross Unrealized Gains	989	839
Gross Unrealized Losses	(259)	(112)
Total	139,998	79,813
Agency [Member]
HELD TO MATURITY
Amortized Cost	135,621	69,146
Gross Unrealized Gains	368	99
Gross Unrealized Losses	(256)	(24)
Total	135,733	69,221
Private-label [Member]
HELD TO MATURITY
Amortized Cost	3,647	9,940
Gross Unrealized Gains	621	740
Gross Unrealized Losses	(3)	(88)
Total	$ 4,265	$ 10,592

MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Amortized cost
Due in one year or less	$ 10,890
Due after five through ten years	1,136
Due after ten years	9,995
Total	26,420	82,400
Fair value
Due in one year or less	11,052
Due after five through ten years	1,340
Due after ten years	9,667
Total	26,956	84,059
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years
Due after five through ten years	47
Due after ten years	139,221
Total	139,268	79,086
Fair value
Due in one year or less
Due after one through five years
Due after five through ten years	47
Due after ten years	139,951
Total	$ 139,998	$ 79,813
Weighted average yield
Due in one year or less	0.00%
Due after one through five years	0.00%
Due after five through ten years	1.41%
Due after ten years	1.21%
Total	1.21%

ACCUMULATED OTHER COMPREHENSIVE INCOME (Schedule of Changes in Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (1,385)	$ (1,827)	$ (2,238)
Other comprehensive income (loss) before reclassifications	668	559	411
Amounts reclassified from accumulated other comprehensive income	(25)	(117)
Net current-period other comprehensive income (loss)	643	442	411
Balance	(742)	(1,385)	(1,827)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(11)	(2)	84
Other comprehensive income (loss) before reclassifications	119	(6)	(86)
Amounts reclassified from accumulated other comprehensive income	(30)	(3)
Net current-period other comprehensive income (loss)	89	(9)	(86)
Balance	78	(11)	(2)
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,374)	(1,825)	(2,322)
Other comprehensive income (loss) before reclassifications	549	565	497
Amounts reclassified from accumulated other comprehensive income	5	(114)
Net current-period other comprehensive income (loss)	554	451	497
Balance	$ (820)	$ (1,374)	$ (1,825)

ACCUMULATED OTHER COMPREHENSIVE INCOME (Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on held-to-maturity securities	$ 864	$ 1,663
Amounts reclassified from accumulated other comprehensive income	(25)	(117)
Investment Security Gains [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(46)	(4)
Unrealized gains and losses on held-to-maturity securities	8	(172)
Total Before Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(46)	(4)
Unrealized gains and losses on held-to-maturity securities	8	(172)
Income Tax Expense Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(16)	(1)
Unrealized gains and losses on held-to-maturity securities	3	(58)
Net Of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains and losses on available-for-sale securities	(30)	(3)
Unrealized gains and losses on held-to-maturity securities	$ 5	$ (114)

UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2012
Less Than Six Months
Fair Value	$ 73,885		$ 38,391
Gross Unrealized Losses	(641)		(81)
Six through Twelve Months
Fair Value	3,622		2,848
Gross Unrealized Losses	(47)		(70)
Twelve Months or Greater
Fair Value	5,009		15,455
Gross Unrealized Losses	(11)		(97)
Total
Fair Value	82,516		56,694
Gross Unrealized Losses	(699)		(248)
U.S. Government Agency Securities [Member]
Less Than Six Months
Fair Value	9,667		7,725
Gross Unrealized Losses	(328)		(2)
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value			357
Gross Unrealized Losses			(2)
Total
Fair Value	9,667		8,082
Gross Unrealized Losses	(328)		(4)
Corporate Debt Securities [Member]
Less Than Six Months
Fair Value	15,042		17,670
Gross Unrealized Losses	(78)		(61)
Six through Twelve Months
Fair Value	2,322		2,001
Gross Unrealized Losses	(29)		(68)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value	17,364		19,671
Gross Unrealized Losses	(107)		(129)
Foreign Debt Securities [Member]
Less Than Six Months
Fair Value		[1]	1,093	[1]
Gross Unrealized Losses		[1]	(2)	[1]
Six through Twelve Months
Fair Value	518	[1]	575	[1]
Gross Unrealized Losses	(5)	[1]	(1)	[1]
Twelve Months or Greater
Fair Value		[1]		[1]
Gross Unrealized Losses		[1]		[1]
Total
Fair Value	518	[1]	1,668	[1]
Gross Unrealized Losses	(5)	[1]	(3)	[1]
Agency [Member]
Less Than Six Months
Fair Value	49,176		11,279
Gross Unrealized Losses	(235)		(12)
Six through Twelve Months
Fair Value	782		272
Gross Unrealized Losses	(13)		(1)
Twelve Months or Greater
Fair Value	4,900		11,260
Gross Unrealized Losses	(8)		(11)
Total
Fair Value	54,858		22,811
Gross Unrealized Losses	(256)		(24)
Private-label [Member]
Less Than Six Months
Fair Value			624
Gross Unrealized Losses			(4)
Six through Twelve Months
Fair Value
Gross Unrealized Losses
Twelve Months or Greater
Fair Value	109		3,838
Gross Unrealized Losses	(3)		(84)
Total
Fair Value	109		4,462
Gross Unrealized Losses	$ (3)		$ (88)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

UNREALIZED LOSSES ON SECURITIES (Schedule of Changes in the Credit Loss) (Details) (Held-to-maturity Securities [Member], Collateralized Mortgage Obligations [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Held-to-maturity Securities [Member] | Collateralized Mortgage Obligations [Member]
Changes in the credit loss component of credit impaired mortgage-backed securities:
Beginning balance	$ 324	$ 194
Initial credit impairment		24
Subsequent credit impairment	12	106
Reductions for amounts recognized in earnings due to intent or requirement to sell
Reductions for securities sold
Reduction for actual realized losses	(20)
Reduction for increase in cash flows expected to be collected
Ending Balance	$ 316	$ 324

UNREALIZED LOSSES ON SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule of Investment Securities [Line Items]
Net accretion	$ 549	$ 565	$ 497
Income tax effect	$ 282	$ 290	$ 255
Number of positions that are impaired	29
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Investment Securities [Line Items]
Number of positions that are impaired	1
Number of positions that are other-than-temporarily impaired	3

NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 31,842	$ 39,844
Individually evaluated for impairment	1,131	851
Collectively evaluated for impairment	30,711	38,993
Deferred loan fees	(4)	(26)
Allowance for loan losses	(307)	(385)
Net Loans Receivable	31,531	39,433
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	13,611	13,514
Individually evaluated for impairment
Collectively evaluated for impairment	13,611	13,514
First Mortgage Loans - Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,546	4,997
Individually evaluated for impairment	701	701
Collectively evaluated for impairment	1,845	4,296
First Mortgage Loans - Land Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,407	2,029
Individually evaluated for impairment	280
Collectively evaluated for impairment	1,127	2,029
First Mortgage Loans - Multi-family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,780	5,083
Individually evaluated for impairment
Collectively evaluated for impairment	2,780	5,083
First Mortgage Loans - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	5,787	7,623
Individually evaluated for impairment
Collectively evaluated for impairment	5,787	7,623
Consumer Loans - Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,085	1,402
Individually evaluated for impairment
Collectively evaluated for impairment	1,085	1,402
Consumer Loans - Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,056	2,188
Individually evaluated for impairment	150	150
Collectively evaluated for impairment	1,906	2,038
Consumer Loans - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	180	286
Individually evaluated for impairment
Collectively evaluated for impairment	180	286
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,890	2,222
Individually evaluated for impairment
Collectively evaluated for impairment	1,890	2,222
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	500	500
Individually evaluated for impairment
Collectively evaluated for impairment	$ 500	$ 500

NET LOANS RECEIVABLE (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum amount of receivable to disclose	$ 60	$ 60
Loans within Trade Area [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 4,000	$ 7,000

NET LOANS RECEIVABLE (Schedule of Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Impaired [Line Items]
Total impaired loans	$ 1,131	$ 851
Average impaired loans	1,141	1,521
Income recognized on impaired loans	42	6
First Mortgage Loans - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with an allocated allowance	701	701
Impaired loans without an allocated allowance
Allocated allowance on impaired loans	107	105
Average impaired loans	701	1,020
Income recognized on impaired loans
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without an allocated allowance	280
Average impaired loans	290
Income recognized on impaired loans	36
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without an allocated allowance	150	150
Average impaired loans	150	501
Income recognized on impaired loans	$ 6	$ 6

NET LOANS RECEIVABLE (Schedule of Nonaccrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	$ 1,608	$ 1,504
Average nonaccrual loans	1,774	2,179
Interest income that would have been recognized	118	116
Interest income recognized	95	115
Interest income foregone	59	101
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	477	363
Average nonaccrual loans	532	364
First Mortgage Loans - Construction [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	701	701
Average nonaccrual loans	802	1,020
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	280	290
Average nonaccrual loans	290	449
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Principal outstanding on nonaccrual loans	150	150
Average nonaccrual loans	$ 150	$ 346

NET LOANS RECEIVABLE (Schedule of Recorded Investment and Number of Modifications for Modified Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Troubled Debt Restructurings Home Equity Lines Of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1
Pre-Modification Outstanding Recorded Investment		$ 150
Post-Modification Outstanding Recorded Investment		150
Troubled Debt Restructurings That Subsequently Defaulted Home Equity Lines Of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment

NET LOANS RECEIVABLE (Schedule of Loan Portfolio by Aging Categories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 30,183	$ 38,337
30-59 Days Past Due	51
60-89 Days Past Due		3
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	1,608	1,504
Total Past Due	1,659	1,507
Total Loans	31,842	39,844
Deferred loan fees	(4)	(26)
Allowance for loan losses	(307)	(385)
Net Loans Receivable	31,531	39,433
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	13,089	13,151
30-59 Days Past Due	45
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	477	363
Total Past Due	522	363
Total Loans	13,611	13,514
First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,845	4,296
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	701	701
Total Past Due	701	701
Total Loans	2,546	4,997
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,127	1,739
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	280	290
Total Past Due	280	290
Total Loans	1,407	2,029
First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	2,780	5,083
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	2,780	5,083
First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	5,787	7,623
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	5,787	7,623
Consumer Loans - Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,085	1,402
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	1,085	1,402
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,906	2,038
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual	150	150
Total Past Due	150	150
Total Loans	2,056	2,188
Consumer Loans - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	180	286
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	180	286
Commercial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,884	2,219
30-59 Days Past Due	6
60-89 Days Past Due		3
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due	6	3
Total Loans	1,890	2,222
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	500	500
30-59 Days Past Due
60-89 Days Past Due
90 Days + Past Due Accruing
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	$ 500	$ 500

NET LOANS RECEIVABLE (Schedule of Loans by Internal Classification) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 2,546	$ 4,997
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,407	2,029
First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,780	5,083
First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	5,787	7,623
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,890	2,222
Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	500	500
Pass [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,845	4,296
Pass [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,127	1,739
Pass [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,780	5,083
Pass [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	5,787	7,623
Pass [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,889	2,219
Pass [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	500	500
Special Mention [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Special Mention [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	701	701
Substandard [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	280	290
Substandard [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Substandard [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1
Substandard [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Multi-family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | First Mortgage Loans - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Doubtful [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		3
Doubtful [Member] | Obligations (Other Than Securities and Leases) of States and Political Subdivisions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable

NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 13,611	$ 13,514
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,321	3,876
Performing Financing Receivable [Member] | First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	13,134	13,151
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,171	3,726
Nonperforming Financing Receivable [Member] | First Mortgage Loans - 1 - 4 Family Dwellings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	477	363
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 150	$ 150

ALLOWANCE FOR LOAN LOSSES (Schedule of Changes in the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 385	$ 630	$ 645
Provision for loan losses	(68)	(104)	(15)
Loans charged off	10	141
ALLL balance at June 30	$ 307	$ 385	$ 630

ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 1 - 4 Family [Member]	Jun. 30, 2012 1 - 4 Family [Member]	Jun. 30, 2010 1 - 4 Family [Member]	Jun. 30, 2013 Construction [Member]	Jun. 30, 2012 Construction [Member]	Jun. 30, 2010 Construction [Member]	Jun. 30, 2013 Land Acquisition & Development [Member]	Jun. 30, 2012 Land Acquisition & Development [Member]	Jun. 30, 2010 Land Acquisition & Development [Member]	Jun. 30, 2013 Multi-family [Member]	Jun. 30, 2012 Multi-family [Member]	Jun. 30, 2010 Multi-family [Member]	Jun. 30, 2013 Commercial [Member]	Jun. 30, 2012 Commercial [Member]	Jun. 30, 2010 Commercial [Member]	Jun. 30, 2013 Consumer Loans [Member]	Jun. 30, 2012 Consumer Loans [Member]	Jun. 30, 2010 Consumer Loans [Member]	Jun. 30, 2013 Commercial Loans [Member]	Jun. 30, 2012 Commercial Loans [Member]	Jun. 30, 2010 Commercial Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 385	$ 630	$ 645	$ 73	$ 87	$ 147	$ 122	$ 243	$ 47	$ 21	$ 55	$ 213	$ 26	$ 27	$ 28	$ 76	$ 79	$ 66	$ 53	$ 85	$ 77	$ 14	$ 54	$ 67
Charge-offs	(10)	(141)						(141)		(10)
Recoveries
Provisions	(68)	(104)	(15)	(26)	(14)		(5)	20		(3)	(34)		(12)	(1)		(19)	(3)			(32)		(3)	(40)
ALLL balance at June 30	307	385	630	47	73	147	117	122	47	8	21	213	14	26	28	57	76	66	53	53	77	11	14	67
Individually evaluated for impairment	107	105					107	105
Collectively evaluated for impairment	200	280		47	73		10	17		8	21		14	26		57	76		53	53		11	14
Total ALLL balance	$ 307	$ 385	$ 630	$ 47	$ 73	$ 147	$ 117	$ 122	$ 47	$ 8	$ 21	$ 213	$ 14	$ 26	$ 28	$ 57	$ 76	$ 66	$ 53	$ 53	$ 77	$ 11	$ 14	$ 67

ACCRUED INTEREST RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 1,371	$ 1,621
Investment and Mortgage-Backed Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	1,256	1,440
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 115	$ 181

FEDERAL HOME LOAN BANK STOCK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
FEDERAL HOME LOAN BANK STOCK [Abstract]
Investment percentage in capital stock of FHLB, residential mortgage loans	1.00%
Investment percentage in capital stock of FHLB, total assets	0.30%
Investment percentage in capital stock of FHLB, outstanding advances	5.00%
Interest Income, Federal Home Loan Bank Advances	$ 19	$ 4
Minimum [Member]
Statement [Line Items]
Dividend annualized rate	0.10%
Maximum [Member]
Statement [Line Items]
Dividend annualized rate	0.43%

PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 3,386	$ 3,265
Less accumulated depreciation	2,772	2,682
Premises and equipment, total	614	583
Depreciation	90	84	100
Land and Land Improvements [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	2,142	2,064
Furniture, Fixtures, and Equipment [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross	$ 998	$ 955

DEPOSITS (Schedule of Retail Deposit Accounts) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Amount
Non-interest-earning checking	$ 14,911	$ 15,642
Interest-earning checking	20,654	20,834
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Savings certificates	38,829	41,508
Advance payments by borrowers for taxes and insurance	550	582
Savings certificates - Retail:
Certificates of deposit	38,829
Total	$ 140,524	$ 142,173
Percent of Portfolio
Non-interest-earning checking	10.60%	11.00%
Interest-earning checking	14.70%	14.60%
Savings accounts	29.80%	28.00%
Money market accounts	16.90%	16.80%
Savings certificates	27.60%	29.20%
Advance payments by borrowers for taxes and insurance	0.40%	0.40%
Total	100.00%	100.00%

DEPOSITS (Schedule of Maturities of Retail and Wholesale Savings Certificates) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Maturities of retail and wholesale savings certificates
Within one year	$ 29,231
Beyond one year but within two years	4,998
Beyond two years but within three years	1,854
Beyond three years but within four years	1,661
Beyond four years but within five years	853
Beyond five years	232
Total	$ 38,829

DEPOSITS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
DEPOSITS [Abstract]
Retail savings certificates with balances of $100,000 or more	$ 6,200	$ 5,400

DEPOSITS (Schedule of Interest Expense by Deposit Category) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
DEPOSITS [Abstract]
Interest-earning checking	$ 5	$ 8	$ 8
Savings accounts	39	61	76
Money market accounts	28	42	58
Savings certificates	303	425	768
Advance payments by borrowers for taxes and insurance	3	7	8
Total	$ 378	$ 543	$ 918

FEDERAL HOME LOAN BANK ADVANCES (Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Federal Home Loan Bank advances: long-term	$ 17,500	$ 17,500
Convertible Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum	Apr 23, 2014	Apr 23, 2014
Maturity range, maximum	Jul 27, 2017	Jul 27, 2017
Weighted-average interest rate	4.72%	4.72%
Stated interest rate range, minimum	4.26%	4.26%
Stated interest rate range, maximum	5.41%	5.41%
Federal Home Loan Bank advances: long-term	$ 17,500	$ 17,500

FEDERAL HOME LOAN BANK ADVANCES (Maturities of Federal Home Loan Bank Long-Term Advances) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Amount
Total	$ 17,500	$ 17,500
Convertible Debt [Member]
Amount
2014	5,000
2015
2016	2,500
2017
2018 and thereafter	10,000
Total	$ 17,500	$ 17,500
Weighted-Average Interest Rate
2014	5.41%
2015	0.00%
2016	5.16%
2017	0.00%
2018 and thereafter	4.26%
Weighted-average interest rate	4.72%	4.72%

FEDERAL HOME LOAN BANK ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
FHLB revolving and short-term advances:
Ending balance	$ 96,712	$ 79,270
Average balance during the year	81,995	61,515
Maximum month-end balance during the year	105,438	106,795
Average interest rate during the year	0.23%	0.21%
Weighted-average rate at year-end	0.23%	0.22%
Remaining borrowing capacity	$ 20,100

OTHER BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Short-term Debt [Line Items]
The minimum maturity period for securities sold under agreements to repurchase with securities brokers and Federal Reserve borrowings	1 day
The maximum maturity period for securities sold under agreements to repurchase with securities brokers and Federal Reserve borrowings	90 days
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Ending balance
Average balance during the year		90
Maximum month-end balance during the year
Average interest rate during the year	0.00%	0.35%
Weighted-average rate at year-end	0.00%	0.00%
Federal Reserve Bank Short-term Borrowings [Member]
Short-term Debt [Line Items]
Ending balance
Average balance during the year		4
Maximum month-end balance during the year
Average interest rate during the year	0.00%	0.75%
Weighted-average rate at year-end	0.00%	0.00%

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Loan commitments, off-balance sheet risk	$ 13,100	$ 11,500

REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
WVS Financial Corp. [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 32,926	$ 32,211
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	16,266	15,566
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	13,013	12,405
Total Capital (to Risk-Weighted Assets) - Actual ratio	20.24%	20.69%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	32,570	31,798
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	9,759	9,339
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	6,506	6,202
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	20.02%	20.43%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.00%	6.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	32,570	31,798
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	13,712	14,272
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	10,970	11,418
Tier I Capital (to Average Total Assets) - Actual ratio	11.88%	11.14%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	30,807	30,803
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	15,936	15,559
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	12,749	12,447
Total Capital (to Risk-Weighted Assets) - Actual ratio	19.33%	19.80%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	30,451	30,390
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	9,562	9,335
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	6,374	6,224
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	19.11%	19.53%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.00%	6.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	30,451	30,390
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	13,707	14,244
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 10,966	$ 11,395
Tier I Capital (to Average Total Assets) - Actual ratio	11.11%	10.67%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%

STOCK BENEFIT PLANS (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
STOCK BENEFIT PLANS [Abstract]
Exercise price of stock option granted, minimum percentage of fair market value	100.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, weighted-average exercise price	$ 16.2	$ 16.2	$ 16.2	$ 16.2
Stock options exercisable, weighted-average exercise price	$ 16.2
Employee stock ownership plan, compensation expense	$ 115	$ 152	$ 150
Employee stock ownership plan, number of shares	259,456	258,706
Officers' and Employees' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	77,019	87,019	87,019	87,019
Stock options outstanding, weighted-average exercise price	$ 16.2	$ 16.2
Stock options outstanding, weighted-average remaining contractual life, years	5 years 5 months 1 day	6 years 5 months 27 days
Stock options exercisable, shares	57,290	50,967
Directors' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	37,500	37,500	37,805	38,108
Stock options outstanding, weighted-average exercise price	$ 16.2	$ 16.2
Stock options outstanding, weighted-average remaining contractual life, years	5 years 3 months	6 years 3 months
Stock options exercisable, shares	30,000	22,500

STOCK BENEFIT PLANS (Schedule of Information Related to Outstanding Options) (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2013 Officers' and Employees' Stock Options [Member]	Jun. 30, 2012 Officers' and Employees' Stock Options [Member]	Jun. 30, 2011 Officers' and Employees' Stock Options [Member]	Jun. 30, 2013 Directors' Stock Options [Member]	Jun. 30, 2012 Directors' Stock Options [Member]	Jun. 30, 2011 Directors' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Period					87,019	87,019	87,019	37,500	37,805	38,108
Granted
Exercised
Forfeited					10,000				305	303
Outstanding, End of Period					77,019	87,019	87,019	37,500	37,500	37,805
Exercisable at year-end					57,290	50,967		30,000	22,500
Available for future grant					36,981			500
Weighted-Average Exercise Price, Outstanding, Beginning of Period	$ 16.2	$ 16.2	$ 16.2	$ 16.2	$ 16.2			$ 16.2
Weighted-Average Exercise Price, Outstanding, End of Period	$ 16.2	$ 16.2	$ 16.2	$ 16.2	$ 16.2	$ 16.2		$ 16.2	$ 16.2
Weighted-Average Exercise Price, Exercisable at year-end	$ 16.2

DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS [Abstract]
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731

INCOME TAXES (Schedule of Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Currently payable:
Federal									$ 284	$ 575	$ 59
State									6	76	134
Current income taxes, total									290	651	193
Deferred									252	251	269
Total	$ 130	$ 130	$ 201	$ 81	$ 268	$ 215	$ 226	$ 193	$ 542	$ 902	$ 462

INCOME TAXES (Schedule of Income Tax Amounts Recorded to Stockholders' Equity) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
INCOME TAXES [Abstract]
Net unrealized gain on securities available for sale	$ (47)	$ 4	$ 44
Net non-credit losses on securities with OTTI	(285)	(232)	(256)
Total income tax amounts recorded to stockholders' equity	$ (332)	$ (228)	$ (212)

INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets:
Allowance for loan losses	$ 108	$ 131
Deferred compensation	87	91
Reserve for uncollected interest	62	62
Reserve for off-balance sheet commitments	17	10
OTTI other impairment	423	708
OTTI credit impairment	115	111
Net unrealized loss on securities available for sale		6
Other	82	50
Total gross deferred tax assets	894	1,169
Deferred tax liabilities:
Net unrealized gain on securities available for sale	41
Deferred origination fees, net	81	94
Depreciation reserve	23	27
Other	1	1
Total gross deferred tax liabilities	146	122
Net deferred tax assets	$ 748	$ 1,047

INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 1986
Amount
Provision at statutory rate									$ 551	$ 783	$ 574
State income tax, net of federal tax benefit									4	50	88
Tax exempt income									(2)	(31)	(72)
Other, net									(11)	100	(128)
Total	130	130	201	81	268	215	226	193	542	902	462
% of Pretax Income
Provision at statutory rate									34.00%	34.00%	34.00%
State income tax, net of federal tax benefit									0.20%	2.20%	5.20%
Tax exempt income									(0.10%)	(1.30%)	(4.30%)
Other, net									(0.70%)	4.30%	(7.50%)
Actual tax expense and effective rate									33.40%	39.10%	27.40%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions												$ 3,900

REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
REGULATORY MATTERS [Abstract]
Net reserve requirement	$ 171	$ 237
The maximum percentage of the Savings Bank's capital surplus allowed for secured loan borrowings	10.00%
Surplus funds not available for dividend purposes	$ 3,400

FAIR VALUE MEASUREMENTS (Assets Measured at Fair Value on a Recurring and Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	$ 77,186		$ 57,620
Assets measured on non-recurring basis	1,024		981
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis	1,024		746
Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis			235
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	73,465		55,952
Foreign Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	3,721	[1]	1,668	[1]
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis
Assets measured on non-recurring basis
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis
Fair Value, Inputs, Level 1 [Member] | Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis
Fair Value, Inputs, Level 1 [Member] | Foreign Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis		[1]		[1]
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	77,186		57,620
Assets measured on non-recurring basis
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis
Fair Value, Inputs, Level 2 [Member] | Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	73,465		55,952
Fair Value, Inputs, Level 2 [Member] | Foreign Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	3,721	[1]	1,668	[1]
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis
Assets measured on non-recurring basis	1,024		981
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis	1,024		746
Fair Value, Inputs, Level 3 [Member] | Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on non-recurring basis			235
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis
Fair Value, Inputs, Level 3 [Member] | Foreign Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis		[1]		[1]

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

FAIR VALUE MEASUREMENTS (Schedule of Significant Observable Inputs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Impaired Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	$ 1,024	$ 746
Impaired Loans [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Significant Unobservable Input Value	1.00%
Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Significant Unobservable Input Value	15.00%
Real Estate Owned [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value		$ 235
Significant Unobservable Input Value	20.00%

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
FINANCIAL ASSETS
Cash and cash equivalents	$ 1,927	$ 2,506	$ 1,960	$ 2,198
Savings certificates	598	846
Investment securities - available for sale	77,186	57,620
Investment securities - held to maturity	26,420	82,400
Mortgage-backed securities - held to maturity	139,268	79,086
Net loans receivable	31,531	39,433
Accrued interest receivable	1,371	1,621
FHLB stock	5,682	7,595
Deposits
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Certificates of deposit	38,829
Long-term Federal Home Loan Bank Advances	17,500	17,500
Ending balance	96,712	79,270
Interest Payable	210	257
Agency [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	135,621	69,146
Private-label [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	3,647	9,940
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,927	2,506
Savings certificates	598	846
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable
Accrued interest receivable	1,371	1,621
FHLB stock	5,682	7,595
Deposits
Non-interest-bearing accounts	14,911	15,642
NOW accounts	20,654	20,834
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Certificates of deposit
Advance payments by borrowers for taxes and insurance	550	582
Long-term Federal Home Loan Bank Advances
Ending balance	96,712	79,270
Interest Payable	210	257
Level 1 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 1 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Savings certificates
Investment securities - available for sale	77,186	57,620
Investment securities - held to maturity	26,956	84,059
Net loans receivable
Accrued interest receivable
FHLB stock
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
Long-term Federal Home Loan Bank Advances
Ending balance
Interest Payable
Level 2 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	135,733	69,221
Level 2 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	109	1,148
Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Savings certificates
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable	33,194	43,942
Accrued interest receivable
FHLB stock
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit	38,885	41,805
Advance payments by borrowers for taxes and insurance
Long-term Federal Home Loan Bank Advances	18,525	19,187
Ending balance
Interest Payable
Level 3 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 3 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	4,156	9,444
Carrying Amount [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,927	2,506
Savings certificates	598	846
Investment securities - available for sale	77,186	57,620
Investment securities - held to maturity	26,420	82,400
Net loans receivable	31,531	39,443
Accrued interest receivable	1,371	1,621
FHLB stock	5,682	7,595
Deposits
Non-interest-bearing accounts	14,911	15,642
NOW accounts	20,654	20,834
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Certificates of deposit	38,829	41,508
Advance payments by borrowers for taxes and insurance	550	582
Long-term Federal Home Loan Bank Advances	17,500	17,500
Ending balance	96,712	79,270
Interest Payable	210	257
Carrying Amount [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	135,621	69,146
Carrying Amount [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	3,647	9,940
Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,927	2,506
Savings certificates	598	846
Investment securities - available for sale	77,186	57,620
Investment securities - held to maturity	26,956	84,059
Net loans receivable	33,194	43,942
Accrued interest receivable	1,371	1,621
FHLB stock	5,682	7,595
Deposits
Non-interest-bearing accounts	14,911	15,642
NOW accounts	20,654	20,834
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Certificates of deposit	38,885	41,805
Advance payments by borrowers for taxes and insurance	550	582
Long-term Federal Home Loan Bank Advances	18,525	19,187
Ending balance	96,712	79,270
Interest Payable	210	257
Fair Value [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	135,733	69,221
Fair Value [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 4,265	$ 10,592

PARENT COMPANY (Condensed Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
ASSETS
Interest-earning deposits with subsidiary bank	$ 324	$ 192
Other assets	2,231	604
TOTAL ASSETS	287,576	273,341
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	802	3,728
Stockholders' equity	31,828	30,413	28,878	27,795
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	287,576	273,341
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	2,052	1,341
Investment in subsidiary bank	29,708	29,005
Other assets	80	73
TOTAL ASSETS	31,840	30,419
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	12	6
Stockholders' equity	31,828	30,413
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 31,840	$ 30,419

PARENT COMPANY (Condensed Statement of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
INCOME
Certificates of deposit									$ 7	$ 30	$ 123
Total interest and dividend income	1,418	1,370	1,554	1,617	1,795	1,748	1,643	1,867	5,959	7,053	9,225
OTHER OPERATING EXPENSE	857	868	913	933	921	878	882	977	3,571	3,658	3,846
INCOME BEFORE INCOME TAXES	361	269	526	466	674	597	430	603	1,622	2,304	1,688
INCOME TAX EXPENSE (BENEFIT)	130	130	201	81	268	215	226	193	542	902	462
NET INCOME	231	139	325	385	406	382	204	410	1,080	1,402	1,226
Parent Company [Member]
INCOME
Investment and mortgage-backed securities									2	1
Dividend from subsidiary									1,085	637
Interest-earning deposits with subsidiary bank									2	2	4
Total interest and dividend income									1,089	640	4
OTHER OPERATING EXPENSE									120	102	100
Income (loss) before equity in undistributed earnings of subsidiary									969	538	(96)
Equity in undistributed earnings of subsidiary									60	812	1,327
INCOME BEFORE INCOME TAXES									1,029	1,351	1,231
INCOME TAX EXPENSE (BENEFIT)									(51)	(51)	5
NET INCOME									$ 1,080	$ 1,402	$ 1,226

PARENT COMPANY (Condensed Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 1,080	$ 1,402	$ 1,226
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Other, net	(311)	(684)	45
Net cash provided by operating activities	4,106	1,948	3,314
Available-for-sale:
Purchases of investment and mortgage-backed securities	(52,876)	(63,416)	(10,416)
Proceeds from repayments of investment and mortgage-backed securities	21,057	6,389	9,340
Held-to-maturity:
Purchases of investment and mortgage-backed securities	(9,994)	(101,666)	(61,189)
Purchase of certificates of deposit	(250)	(947)	(3,817)
Maturities of certificates of deposit	497	3,766	8,747
Net cash (used for) provided by investing activities	(20,150)	(41,690)	122,631
FINANCING ACTIVITIES
Cash dividends paid	(328)	(330)	(576)
Net cash provided by (used for) financing activities	15,465	40,288	(126,183)
Increase (decrease) in cash and cash equivalents	(579)	546	(238)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,506	1,960	2,198
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,927	2,506	1,960
Parent Company [Member]
OPERATING ACTIVITIES
Net income	1,080	1,402	1,226
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary	(60)	(812)	(1,327)
Other, net	19	(5)	32
Net cash provided by operating activities	1,039	585	(69)
Available-for-sale:
Purchases of investment and mortgage-backed securities	(460)	(999)
Proceeds from repayments of investment and mortgage-backed securities	460	1,000
Held-to-maturity:
Purchase of certificates of deposit		(349)
Maturities of certificates of deposit		349
Net cash (used for) provided by investing activities		1
FINANCING ACTIVITIES
Cash dividends paid	(328)	(330)	(576)
Net cash provided by (used for) financing activities	(328)	(330)	(576)
Increase (decrease) in cash and cash equivalents	711	256	(645)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,341	1,085	1,730
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,052	$ 1,341	$ 1,085

SELECTED QUARTERLY FINANCIAL DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Total interest and dividend income	$ 1,418	$ 1,370	$ 1,554	$ 1,617	$ 1,795	$ 1,748	$ 1,643	$ 1,867	$ 5,959	$ 7,053	$ 9,225
Total interest expense	339	331	365	372	383	385	369	407	1,407	1,544	4,220
NET INTEREST INCOME	1,079	1,039	1,189	1,245	1,412	1,363	1,274	1,460	4,552	5,509	5,005
Provision for (recovery of) loan losses	5	(24)	(25)	(24)	(54)	(11)	(20)	(19)	(68)	(104)	(15)
NET INTEREST INCOME AFTER RECOVERY OF LOAN LOSSES	1,074	1,063	1,214	1,269	1,466	1,374	1,294	1,479	4,620	5,613	5,020
Total noninterest income	144	74	225	130	129	101	18	101	573	349	514
OTHER OPERATING EXPENSE	857	868	913	933	921	878	882	977	3,571	3,658	3,846
INCOME BEFORE INCOME TAXES	361	269	526	466	674	597	430	603	1,622	2,304	1,688
Income taxes	130	130	201	81	268	215	226	193	542	902	462
NET INCOME	$ 231	$ 139	$ 325	$ 385	$ 406	$ 382	$ 204	$ 410	$ 1,080	$ 1,402	$ 1,226
Per share data:
Basic	$ 0.1	$ 0.07	$ 0.16	$ 0.19	$ 0.19	$ 0.19	$ 0.1	$ 0.2	$ 0.52	$ 0.68	$ 0.6
Diluted	$ 0.1	$ 0.07	$ 0.16	$ 0.19	$ 0.19	$ 0.19	$ 0.1	$ 0.2	$ 0.52	$ 0.68	$ 0.6
Average shares outstanding
Basic	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930
Diluted	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930	2,057,930

SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Market price, high	$ 13.63	$ 11	$ 8.98	$ 8.86	$ 8.42	$ 9	$ 10.51	$ 9.95
Market price, low	$ 10.25	$ 8.48	$ 6.76	$ 6.82	$ 6.63	$ 8.1	$ 8.03	$ 8.37
Cash dividends declared, per share	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.16	$ 0.16	$ 0.28